UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Global Macro Absolute Return Advantage Portfolio

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Global Macro Absolute Return Advantage Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Macro Absolute Return Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Absolute Return Advantage Portfolio	$238	2.17%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) absolute performance:

↑ Long exposure to Venezuelan sovereign credit contributed to performance as sanctions relief and restructuring discussions progressed and oil exports restarted

↑ Long Egyptian local bond exposure helped returns given, international and regional support, cooling inflation and fiscal/ monetary reforms

↑ Long exposure to Kazakhstani tengee contributed due to strong oil export revenues, a persistent current account surplus, and tight monetary policy

↑ Use of derivatives —foreign exchange forwards for managing currency exposures and interest-rate swaps for managing interest-rate exposures — helped performance

↓ A short position in the South African sovereign credit as the credit rallied due to easing inflation, improved fiscal discipline and rising investor confidence

↓ Long exposure to South Korean won detracted because of persistent trade headwinds, weak semiconductor export demand, and ongoing capital outflows

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Macro Absolute Return Advantage Portfolio	Bloomberg Global Aggregate Index (USD Hedged)	ICE BofA 3-Month U.S. Treasury Bill Index
10/15	$10,000	$10,000	$10,000
11/15	$10,137	$10,005	$10,001
12/15	$10,156	$9,978	$10,004
1/16	$9,999	$10,123	$10,004
2/16	$10,009	$10,221	$10,007
3/16	$10,177	$10,305	$10,011
4/16	$10,208	$10,322	$10,014
5/16	$10,323	$10,366	$10,015
6/16	$10,386	$10,563	$10,018
7/16	$10,427	$10,627	$10,021
8/16	$10,689	$10,621	$10,023
9/16	$10,730	$10,620	$10,028
10/16	$10,762	$10,517	$10,031
11/16	$10,615	$10,343	$10,032
12/16	$10,751	$10,372	$10,037
1/17	$10,794	$10,334	$10,041
2/17	$10,815	$10,422	$10,045
3/17	$11,049	$10,417	$10,047
4/17	$11,145	$10,488	$10,054
5/17	$11,198	$10,549	$10,059
6/17	$11,240	$10,520	$10,067
7/17	$11,166	$10,554	$10,076
8/17	$11,283	$10,650	$10,085
9/17	$11,272	$10,601	$10,094
10/17	$11,357	$10,646	$10,103
11/17	$11,410	$10,663	$10,111
12/17	$11,372	$10,686	$10,123
1/18	$11,526	$10,610	$10,135
2/18	$11,460	$10,586	$10,144
3/18	$11,438	$10,674	$10,158
4/18	$11,284	$10,634	$10,172
5/18	$11,131	$10,674	$10,187
6/18	$10,977	$10,694	$10,204
7/18	$11,010	$10,697	$10,220
8/18	$10,747	$10,730	$10,239
9/18	$10,703	$10,689	$10,255
10/18	$10,549	$10,668	$10,272
11/18	$10,439	$10,720	$10,293
12/18	$10,424	$10,875	$10,312
1/19	$10,622	$10,990	$10,333
2/19	$10,720	$11,003	$10,351
3/19	$10,687	$11,200	$10,374
4/19	$10,676	$11,207	$10,394
5/19	$10,786	$11,368	$10,417
6/19	$11,039	$11,528	$10,440
7/19	$11,259	$11,618	$10,459
8/19	$11,160	$11,882	$10,481
9/19	$11,368	$11,827	$10,499
10/19	$11,412	$11,806	$10,519
11/19	$11,665	$11,792	$10,532
12/19	$11,966	$11,768	$10,547
1/20	$12,081	$11,981	$10,562
2/20	$12,001	$12,127	$10,577
3/20	$10,742	$11,938	$10,608
4/20	$11,326	$12,132	$10,609
5/20	$11,783	$12,166	$10,609
6/20	$11,955	$12,227	$10,610
7/20	$11,920	$12,360	$10,613
8/20	$12,184	$12,271	$10,613
9/20	$12,115	$12,316	$10,615
10/20	$12,138	$12,317	$10,616
11/20	$12,344	$12,387	$10,617
12/20	$12,530	$12,425	$10,618
1/21	$12,627	$12,358	$10,619
2/21	$12,615	$12,166	$10,620
3/21	$12,506	$12,118	$10,620
4/21	$12,615	$12,150	$10,621
5/21	$12,760	$12,177	$10,621
6/21	$12,845	$12,236	$10,620
7/21	$12,833	$12,388	$10,621
8/21	$12,930	$12,364	$10,621
9/21	$12,905	$12,247	$10,622
10/21	$12,857	$12,215	$10,622
11/21	$12,784	$12,302	$10,622
12/21	$12,990	$12,252	$10,623
1/22	$12,901	$12,060	$10,623
2/22	$12,787	$11,899	$10,624
3/22	$12,533	$11,643	$10,627
4/22	$12,761	$11,330	$10,629
5/22	$12,571	$11,314	$10,636
6/22	$12,215	$11,142	$10,638
7/22	$11,961	$11,426	$10,644
8/22	$12,342	$11,128	$10,661
9/22	$12,114	$10,771	$10,687
10/22	$12,241	$10,734	$10,704
11/22	$12,558	$11,007	$10,739
12/22	$12,738	$10,877	$10,778
1/23	$13,058	$11,128	$10,811
2/23	$13,098	$10,951	$10,847
3/23	$13,031	$11,193	$10,893
4/23	$13,058	$11,251	$10,928
5/23	$13,297	$11,207	$10,970
6/23	$13,577	$11,200	$11,021
7/23	$13,604	$11,204	$11,065
8/23	$13,630	$11,190	$11,114
9/23	$13,417	$10,997	$11,165
10/23	$13,391	$10,919	$11,215
11/23	$13,524	$11,294	$11,266
12/23	$13,804	$11,655	$11,318
1/24	$13,942	$11,632	$11,366
2/24	$14,134	$11,552	$11,413
3/24	$14,492	$11,656	$11,464
4/24	$14,396	$11,469	$11,513
5/24	$14,685	$11,570	$11,569
6/24	$14,588	$11,671	$11,616
7/24	$14,795	$11,896	$11,668
8/24	$14,712	$12,026	$11,724
9/24	$14,836	$12,166	$11,775
10/24	$14,726	$12,001	$11,819
11/24	$14,891	$12,144	$11,865
12/24	$15,115	$12,051	$11,912
1/25	$15,553	$12,097	$11,956
2/25	$15,743	$12,243	$11,994
3/25	$15,830	$12,192	$12,034
4/25	$15,888	$12,312	$12,076
5/25	$16,224	$12,271	$12,120
6/25	$16,457	$12,389	$12,160
7/25	$16,589	$12,379	$12,201
8/25	$16,851	$12,447	$12,249
9/25	$17,129	$12,538	$12,290
10/25	$17,537	$12,637	$12,333

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Global Macro Absolute Return Advantage Portfolio	19.09%	7.63%	5.77%
Bloomberg Global Aggregate Index (USD Hedged)	5.30%	0.52%	2.37%
ICE BofA 3-Month U.S. Treasury Bill Index	4.34%	3.04%	2.12%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,822,349,193
# of Portfolio Holdings (including derivatives)	1,118
Portfolio Turnover Rate	135%
Total Advisory Fees Paid	$38,249,773

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Sovereign Government Bonds 60.3%
Short-Term Investments 17.5%
Common Stocks 8.6%
Foreign Corporate Bonds 6.3%
Senior Floating-Rate Loans 2.2%
Sovereign Loans 1.6%
Insurance Linked Securities 1.2%
Credit Linked Notes 1.1%
Other† 1.2%

Value	Value
OtherFootnote Reference†	1.2%
Credit Linked Notes	1.1%
Insurance Linked Securities	1.2%
Sovereign Loans	1.6%
Senior Floating-Rate Loans	2.2%
Foreign Corporate Bonds	6.3%
Common Stocks	8.6%
Short-Term Investments	17.5%
Sovereign Government Bonds	60.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Egypt	11.3%
Kazakhstan	9.6%
Nigeria	9.5%
Uzbekistan	5.1%
Sweden	3.9%
Iceland	3.4%
India	3.1%
Korea, South	3.0%
Turkey	2.8%
Uganda	2.6%
Other	16.4%
Total Long Exposure	70.7%
Kuwait	(2.6)%
Indonesia	(4.0)%
Euro	(4.7)%
Other	(6.6)%
Total Short Exposure	(17.9)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to short sales and financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Global Macro Absolute Return Advantage Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

GMARA Port.-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$133,682	$134,789
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$478

Total	$133,682	$135,267

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/24	10/31/25
Registrant	$0	$478
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments

Collateralized Mortgage Obligations — 0.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: Interest Only:(1) Series 2770, Class SH, 2.752%, (6.986% - 30-day SOFR Average), 3/15/34(2)	$402	$ 38,968
Federal National Mortgage Association: Interest Only:(1) Series 2010-109, Class PS, 2.303%, (6.486% - 30-day SOFR Average), 10/25/40(2)	915	73,210
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(3)(4)	40,910	39,401,850
Total Collateralized Mortgage Obligations (identified cost $40,386,076)		$ 39,514,028

Common Stocks — 9.7%
Security	Shares	Value
Argentina — 0.6%
Banco BBVA Argentina SA ADR	116,700	$ 1,933,719
Banco Macro SA ADR(5)	67,600	6,115,096
Central Puerto SA ADR(5)	75,200	1,170,112
Corp. America Airports SA(5)	26,800	593,888
Cresud SA ADR(5)	29,900	369,863
Empresa Distribuidora Y Comercializadora Norte ADR(5)	14,900	496,319
Grupo Financiero Galicia SA ADR(5)	188,100	11,122,353
Grupo Supervielle SA ADR(5)	96,700	1,201,014
IRSA Inversiones y Representaciones SA ADR	23,400	362,700
Loma Negra Cia Industrial Argentina SA ADR(5)	39,800	436,606
Pampa Energia SA ADR(5)	29,800	2,556,840
Telecom Argentina SA ADR(5)	67,000	753,750
Transportadora de Gas del Sur SA, Class B ADR(5)	53,300	1,659,229
Vista Energy SAB de CV ADR(5)	57,900	2,805,255
YPF SA ADR(5)	145,200	5,289,636
		$ 36,866,380
Belgium — 0.0%†
Cenergy Holdings SA	154,785	$ 2,564,722
		$ 2,564,722
Brazil — 0.3%
Adecoagro SA	26,600	$ 214,396
Arcos Dorados Holdings, Inc., Class A	113,400	813,078
Vale SA ADR	1,477,000	17,856,930
		$ 18,884,404
Security	Shares	Value
Bulgaria — 0.2%
Eurohold Bulgaria AD(5)	10,954,272	$ 11,454,561
		$ 11,454,561
Canada — 0.0%†
Amaroq Ltd.(5)	1,096,000	$ 1,219,531
Lithium Argentina AG(5)	106,400	447,944
		$ 1,667,475
Chile — 0.6%
Banco de Chile	17,180,700	$ 2,972,641
Banco de Credito e Inversiones SA	84,500	4,336,648
Banco Santander Chile	60,613,000	4,379,478
Cencosud SA	1,647,000	5,101,438
Empresas CMPC SA	800,000	1,155,334
Empresas COPEC SA	283,000	2,021,634
Enel Americas SA	4,807,000	454,460
Enel Chile SA	20,935,000	1,597,922
Falabella SA	464,800	2,926,833
Latam Airlines Group SA	179,820,000	4,086,716
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(5)	114,000	5,546,563
		$ 34,579,667
Cyprus — 1.2%
Bank of Cyprus Holdings PLC(6)	600,000	$ 5,473,296
Bank of Cyprus Holdings PLC(6)	7,032,524	64,719,176
		$ 70,192,472
Georgia — 0.3%
Georgia Capital PLC(5)	490,372	$ 16,687,572
		$ 16,687,572
Greece — 0.9%
Alpha Bank SA	1,906,446	$ 7,473,667
Athens International Airport SA	18,592	214,620
Eurobank Ergasias Services and Holdings SA, Class A	2,009,502	7,558,949
Hellenic Telecommunications Organization SA	123,839	2,325,548
Ideal Holdings SA	88,382	598,373
JUMBO SA	86,884	2,757,062
LAMDA Development SA(5)	39,874	340,103
Metlen Energy & Metals PLC(5)	67,784	3,449,728
Motor Oil (Hellas) Corinth Refineries SA	40,809	1,222,945
National Bank of Greece SA	600,246	8,822,726
OPAP SA	116,414	2,406,769
Optima bank SA	300,354	2,781,513
Piraeus Financial Holdings SA	805,851	6,293,866
Public Power Corp. SA	158,110	2,745,921
Qualco Group SA(5)	205,222	1,272,902
Titan SA	44,160	1,977,274
		$ 52,241,966

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Shares	Value
Iceland — 0.8%
Arion Banki Hf.(3)	7,000,132	$ 9,801,807
Eik fasteignafelag Hf.	11,971,940	1,351,805
Eimskipafelag Islands Hf.	809,063	1,985,377
Festi Hf.	895,742	2,252,148
Hagar Hf.	6,527,976	5,761,077
Hampidjan Hf.	1,332,529	1,241,032
Heimar Hf.	9,470,888	2,848,990
Icelandair Group Hf.(5)	138,342,419	905,405
Islandsbanki Hf.	6,785,230	6,557,314
Kvika banki Hf.	24,176,345	3,364,115
Olgerdin Egill Skallagrims Hf.(5)	12,186,826	1,600,341
Reitir fasteignafelag Hf.	3,221,540	3,204,311
Siminn Hf.	9,361,518	1,034,952
Skagi Hf.	9,151,064	1,434,502
		$ 43,343,176
India — 0.9%
Ambuja Cements Ltd.	169,700	$ 1,079,120
Apollo Hospitals Enterprise Ltd.	12,300	1,064,463
Asian Paints Ltd.	40,900	1,157,561
Bharti Airtel Ltd.	49,200	1,139,284
Dabur India Ltd.	196,900	1,080,955
DLF Ltd.	125,600	1,069,207
Fortis Healthcare Ltd.	88,300	1,016,983
HDFC Asset Management Co. Ltd.(3)	16,700	1,011,560
HDFC Bank Ltd.	97,200	1,080,751
HDFC Life Insurance Co. Ltd.(3)	130,200	1,072,438
Hero MotoCorp Ltd.	17,300	1,079,871
Hindustan Aeronautics Ltd.(7)	19,900	1,048,311
Hindustan Unilever Ltd.	38,500	1,069,231
ICICI Bank Ltd.	69,400	1,051,593
ICICI Prudential Life Insurance Co. Ltd.(3)	164,700	1,096,083
Infosys Ltd.	279,300	4,653,722
ITC Ltd.	242,800	1,149,301
Jindal Steel Ltd.	96,900	1,163,371
JSW Steel Ltd.	83,600	1,135,196
Lodha Developers Ltd.(3)	82,800	1,118,484
Marico Ltd.	136,700	1,108,117
Maruti Suzuki India Ltd.	5,900	1,074,482
Max Healthcare Institute Ltd.	82,300	1,063,923
Muthoot Finance Ltd.	29,600	1,060,572
Nippon Life India Asset Management Ltd.(3)	109,000	1,073,320
Oberoi Realty Ltd.	57,300	1,147,203
One 97 Communications Ltd.(5)	75,900	1,112,907
Persistent Systems Ltd.	72,100	4,798,119
Reliance Industries Ltd.	70,600	1,181,339
SBI Life Insurance Co. Ltd.(3)	52,700	1,159,509
State Bank of India	109,000	1,150,763
Tata Consultancy Services Ltd.	138,300	4,759,831
Tata Steel Ltd.	555,700	1,143,639
TVS Motor Co. Ltd.	27,000	1,066,358
UltraTech Cement Ltd.	7,800	1,048,869
Security	Shares	Value
India (continued)
Varun Beverages Ltd.	218,000	$ 1,151,997
Wipro Ltd.	1,649,100	4,466,071
		$ 54,904,504
Luxembourg — 0.1%
Alvotech SA(5)	593,154	$ 4,482,058
		$ 4,482,058
Nigeria — 0.1%
Access Holdings PLC	24,607,531	$ 419,107
Fidelity Bank PLC	7,594,240	100,946
First HoldCo PLC	57,722,000	1,272,769
Guaranty Trust Holding Co. PLC	14,809,316	924,118
Nigerian Breweries PLC(5)	2,078,768	104,019
Transnational Corp. of Nigeria PLC	3,836,054	134,214
United Bank for Africa PLC	58,876,000	1,648,387
Zenith Bank PLC	43,000,662	1,891,873
		$ 6,495,433
Philippines — 0.4%
Ayala Corp.	172,120	$ 1,367,813
Ayala Land, Inc.	5,524,300	1,866,080
Bank of the Philippine Islands	1,414,230	2,532,629
BDO Unibank, Inc.	1,536,582	3,484,878
International Container Terminal Services, Inc.	577,470	5,208,424
SM Investments Corp.	336,590	4,165,068
SM Prime Holdings, Inc.	9,456,900	3,599,600
		$ 22,224,492
Puerto Rico — 0.1%
Liberty Latin America Ltd., Class C(5)	883,900	$ 6,991,649
		$ 6,991,649
Slovenia — 0.3%
Nova Ljubljanska Banka DD GDR(7)	434,788	$ 17,444,307
		$ 17,444,307
South Korea — 0.9%
CJ CheilJedang Corp.	4,157	$ 668,536
Coway Co. Ltd.	20,211	1,263,789
GS Holdings Corp.	26,011	874,269
Hana Financial Group, Inc.	43,853	2,627,171
Hyundai Mobis Co. Ltd.	25,934	5,734,979
Industrial Bank of Korea	120,713	1,635,898
Kakao Corp.	73,598	3,354,207
Kangwon Land, Inc.	61,870	732,487
KB Financial Group, Inc.	57,419	4,687,319
KT&G Corp.	33,737	3,175,050
LG Uplus Corp.	126,528	1,352,533
Meritz Financial Group, Inc.	28,734	2,226,713
NAVER Corp.	15,313	2,869,904
Samsung C&T Corp.	46,940	7,428,313

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	7,019	$ 2,172,411
Samsung Life Insurance Co. Ltd.	30,452	3,290,924
Shinhan Financial Group Co. Ltd.	77,516	3,981,418
SK Telecom Co. Ltd.	59,240	2,168,887
Woori Financial Group, Inc.	112,458	2,001,943
		$ 52,246,751
Switzerland — 0.0%†
Oculis Holding AG(5)	32,690	$ 644,960
		$ 644,960
Vietnam — 2.0%
Asia Commercial Bank JSC	2,222,800	$ 2,157,273
Bank for Foreign Trade of Vietnam JSC	1,915,167	4,336,134
Binh Minh Plastics JSC	334,600	2,157,681
Coteccons Construction JSC	1,487,400	5,847,078
Duc Giang Chemicals JSC	320,200	1,167,552
FPT Corp.	2,237,067	8,826,717
FPT Digital Retail JSC(5)	717,000	4,039,295
Gemadept Corp.	1,716,400	4,442,690
Hoa Phat Group JSC(5)	5,620,415	5,708,752
IDICO Corp. JSC	1,239,555	1,791,227
Khang Dien House Trading & Investment JSC(5)	2,691,603	3,665,256
KIDO Group Corp.(5)	62,877	123,345
Kinh Bac City Development Holding Corp.(5)	2,639,200	3,509,803
Masan Group Corp.(5)	1,882,640	5,695,207
Military Commercial Joint Stock Bank	5,066,912	4,545,565
Mobile World Investment Corp.	3,423,800	10,734,802
Nam Long Investment Corp.	3,639,200	5,491,185
Phat Dat Real Estate Development Corp.(5)	914,112	781,947
Phu Nhuan Jewelry JSC	660,866	2,377,299
Refrigeration Electrical Engineering Corp.	1,136,530	2,848,516
Saigon Beer Alcohol Beverage Corp.	1,603,300	2,793,343
Saigon Thuong Tin Commercial JSB(5)	1,609,900	3,392,638
SSI Securities Corp.	3,865,793	5,031,676
Techcom Securities JSC(5)	2,597,536	4,466,597
Vietnam Dairy Products JSC	966,596	2,116,051
Vietnam Joint Stock Commercial Bank for Industry & Trade	892,300	1,661,286
Vietnam Prosperity JSC Bank	1,777,200	1,934,566
Vietnam Technological & Commercial Joint Stock Bank	3,295,200	4,391,969
Vingroup JSC(5)	876,052	6,369,990
Vinh Hoan Corp.	695,100	1,556,797
		$ 113,962,237
Total Common Stocks (identified cost $432,886,351)		$ 567,878,786

Convertible Bonds — 0.0%†
Security	Principal Amount (000's omitted)		Value
China — 0.0%†
Shimao Group Holdings Ltd., 0.00%, 7/21/26(3)	USD	733	$ 35,750
Sunac China Holdings Ltd., 1.00% PIK to 9/30/26, 9/30/32(7)(8)	USD	904	122,102
Total Convertible Bonds (identified cost $1,348,836)			$ 157,852

Credit Linked Notes — 1.3%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.1%
Itau BBA International PLC (Ministry of Finance of Paraguay), 9.03%, 2/19/30(9)	PYG	26,686,800	$ 3,785,790
			$ 3,785,790
South Africa — 1.2%
Absa Bank Ltd. (Arab Republic of Egypt):
0.00%, 12/11/25(10)	EGP	227,500	$ 4,701,913
0.00%, 1/8/26(10)	EGP	880,750	17,845,044
0.00%, 4/23/26(10)	EGP	944,925	17,872,724
0.00%, 10/22/26(10)	EGP	1,165,425	19,931,736
Absa Bank Ltd. (United Republic of Tanzania):
13.50%, 8/2/35(11)	TZS	16,461,000	7,031,469
13.75%, 9/27/50(11)	TZS	5,582,000	2,413,720
			$ 69,796,606
Total Credit Linked Notes (identified cost $73,394,847)			$ 73,582,396

Foreign Corporate Bonds — 7.2%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Generacion Mediterranea SA/Central Termica Roca SA:
11.00%, 11/1/31(7)	USD	690	$ 393,585
11.00%, 11/1/31(3)	USD	3,709	2,115,907
			$ 2,509,492
China — 0.0%†
KWG Group Holdings Ltd., 7.875%, 8/30/24(8)	USD	2,385	$ 149,360
Shimao Group Holdings Ltd.:
2.00%, (2.00% cash or 3.00% PIK), 7/21/32(3)(12)	USD	847	27,516

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
China (continued)
Shimao Group Holdings Ltd.: (continued)
2.00%, (2.00% cash or 3.00% PIK), 7/21/33(3)(12)	USD	1,270	$ 36,990
2.00%, (2.00% cash or 3.00% PIK), 1/21/34(3)(12)	USD	1,270	30,640
5.00%, (5.00% cash or 6.00% PIK), 7/21/31(3)(12)	USD	4,626	173,459
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(8)(12)	USD	769	119,623
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(8)(12)	USD	770	118,504
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(8)(12)	USD	1,545	239,406
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(8)(12)	USD	2,322	359,979
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(8)(12)	USD	2,328	360,850
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(8)(12)	USD	1,096	169,740
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(8)	USD	6,284	235,650
6.75%, 7/16/23(7)(8)	USD	4,471	159,302
			$ 2,181,019
Georgia — 0.5%
Bank of Georgia JSC, 9.50% to 7/16/29(7)(13)(14)	USD	13,954	$ 14,442,741
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	163,450,000	13,649,096
			$ 28,091,837
Hungary — 0.3%
MBH Bank Nyrt:
5.25% to 1/29/29, 1/29/30(7)(14)	EUR	12,633	$ 14,909,902
6.875% to 5/8/30, 11/8/35(7)(14)	EUR	3,917	4,830,588
			$ 19,740,490
Iceland — 0.0%
Wow Air Hf.:
0.00%(8)(13)(15)	EUR	121	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(8)(13)(15)	EUR	5,500	0
			$ 0
India — 0.4%
Porteast Investment Pvt Ltd., 0.00%, 5/29/28	INR	1,950,000	$ 23,777,276
			$ 23,777,276
Kazakhstan — 0.9%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	10,204,000	$ 18,161,648
ForteBank JSC:
7.75%, 2/4/30(3)	USD	17,440	17,764,431
9.75% to 11/3/30(7)(13)(16)	USD	17,500	17,412,500
			$ 53,338,579
Security	Principal Amount (000's omitted)		Value
Mexico — 0.0%†
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(8)	USD	5,542	$ 41,567
10.00%, 12/19/22(7)(8)	USD	2,697	20,227
			$ 61,794
Mongolia — 0.2%
State Bank LLC, 8.90%, 9/25/28(7)	USD	9,890	$ 9,889,327
			$ 9,889,327
Supranational — 0.3%
Asian Development Bank, 14.50%, 6/26/28	UZS	66,427,600	$ 5,535,005
European Bank for Reconstruction & Development:
17.20%, 4/9/26(7)	USD	8,700	9,181,545
17.35%, 3/1/27(7)	USD	1,940	2,021,856
			$ 16,738,406
Tunisia — 0.1%
Tunisian Republic, 3.28%, 8/9/27	JPY	900,000	$ 5,622,169
			$ 5,622,169
Uzbekistan — 2.7%
Ipoteka-Bank ATIB:
17.50%, 10/9/28(7)	UZS	153,630,000	$ 12,702,864
20.50%, 4/25/27(7)	UZS	234,440,000	20,253,960
JSCB Agrobank:
9.25%, 10/2/29(7)	USD	27,531	30,038,100
20.75%, 9/15/28	UZS	584,720,000	48,679,901
Uzbek Industrial & Construction Bank ATB:
9.45% to 10/23/30(7)(13)(14)	USD	27,400	27,846,586
19.95%, 4/25/28(7)	UZS	211,050,000	18,287,200
21.00%, 7/24/27(7)	UZS	10,000,000	871,213
			$ 158,679,824
Venezuela — 1.7%
Petroleos de Venezuela SA:
5.375%, 4/12/27(7)(8)	USD	45,500	$ 10,169,339
5.50%, 4/12/37(7)(8)	USD	18,217	4,071,455
6.00%, 10/28/22(7)(8)	USD	54,470	10,757,776
6.00%, 5/16/24(7)(8)	USD	47,319	10,575,889
6.00%, 11/15/26(7)(8)	USD	28,730	6,421,163
8.50%, 10/20/27	USD	252	285,453
8.50%, 10/20/27	USD	28,407	32,241,945
9.00%, 11/17/21(7)(8)	USD	30,055	6,822,440
9.75%, 5/17/35(7)(8)	USD	29,853	7,269,211
12.75%, 2/17/22(7)(8)	USD	34,190	9,094,620
			$ 97,709,291
Total Foreign Corporate Bonds (identified cost $406,357,186)			$ 418,339,504

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Insurance Linked Securities — 1.4%
Security	Shares	Value
Reinsurance Side Cars — 0.5%
Eden Re II Ltd.:
Series 2022A, 0.00%, 3/20/26(3)(15)(17)(18)	21,948	$ 29,820
Series 2022B, 0.00%, 3/20/26(3)(15)(17)(18)	18,431	51,145
Series 2024A, 0.00%, 3/17/28(3)(15)(17)(18)	136,842	762,909
Series 2025A, 0.00%, 3/19/30(3)(15)(17)(18)	18,000,000	19,139,400
Mt. Logan Re Ltd., Series A-1(15)(18)(19)	8,600	10,966,293
		$ 30,949,567
Segregated Account/Funds — 0.9%
1863 Fund Ltd. - Core Nat Cat Fund(5)(15)(18)	26,352	$ 33,153,345
PartnerRe ILS Fund SAC Ltd.(5)(15)(18)(19)	13,000,000	17,000,100
		$ 50,153,445
Total Insurance Linked Securities (identified cost $67,750,379)		$ 81,103,012

Loan Participation Notes — 0.2%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.2%
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/21/26(7)(15)(20)	UZS	165,770,905	$ 13,836,167
Total Loan Participation Notes (identified cost $14,086,550)			$ 13,836,167

Rights — 0.0%†
Security	Shares	Value
Vietnam — 0.0%†
Nam Long Investment Corp., Exp. 11/20/25(5)	3,639,200	$ 528,799
Total Rights (identified cost $0)		$ 528,799

Senior Floating-Rate Loans — 2.5%(21)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.8%
Provincia De Neuquen:
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,754	$ 2,781,275
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	2,358	2,381,384
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina (continued)
Provincia De Neuquen: (continued)
Term Loan, 11.401%, (1 mo. USD Term SOFR + 7.30%), 5/28/27	$2,773	$ 2,800,337
VMOS SA:
Term Loan, 9.282% - 9.705%, (3 mo. USD Term SOFR + 5.50%, 6 mo. USD Term SOFR + 5.50%), 7/8/30	14,092	13,995,357
Term Loan, 7/8/30(22)	29,268	29,067,280
		$ 51,025,633
Suriname — 1.7%
Staatsolie Maatschappij Suriname NV, Revolving Loan, 4/25/32(22)	$98,000	$ 98,000,000
		$ 98,000,000
Total Senior Floating-Rate Loans (identified cost $149,374,300)		$ 149,025,633

Sovereign Government Bonds — 68.9%
Security	Principal Amount (000's omitted)		Value
Albania — 1.9%
Albania Government International Bonds, 4.75%, 2/14/35(7)	EUR	28,777	$ 34,179,301
Albanian Government Bonds:
3.70%, 1/10/28	ALL	92,900	1,108,077
3.90%, 1/22/30	ALL	315,900	3,776,871
4.05%, 2/7/32	ALL	732,800	8,609,461
4.30%, 7/10/27	ALL	805,900	9,702,907
4.70%, 2/23/27	ALL	197,200	2,381,500
4.95%, 7/22/29	ALL	2,338,600	28,973,711
5.25%, 1/26/29	ALL	1,230,400	15,327,616
5.25%, 1/23/35	ALL	345,600	4,253,144
5.59%, 2/19/40	ALL	237,700	2,803,295
6.13%, 7/25/34	ALL	83,800	1,078,241
			$ 112,194,124
Angola — 2.2%
Angola Government International Bonds:
9.125%, 11/26/49(7)	USD	15,279	$ 12,849,855
9.244%, 1/15/31(7)(23)	USD	26,943	26,339,888
9.375%, 5/8/48(7)	USD	21,988	18,897,036
9.875%, 10/15/35(7)(23)	USD	71,842	69,632,253
			$ 127,719,032
Argentina — 0.5%
Provincia de Cordoba:
9.75%, 7/2/32(3)	USD	19,296	$ 19,858,478

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Argentina (continued)
Provincia de Cordoba: (continued)
9.75%, 7/2/32(7)	USD	8,044	$ 8,278,483
			$ 28,136,961
Armenia — 1.5%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	592,250	$ 1,559,393
9.00%, 10/29/35	AMD	7,597,860	19,521,841
9.25%, 4/29/28	AMD	4,274,790	11,410,847
9.60%, 10/29/33	AMD	14,323,700	38,500,331
9.75%, 10/29/50	AMD	1,586,875	4,230,633
9.75%, 10/29/52	AMD	1,720,950	4,573,777
12.50%, 10/29/37	AMD	1,713,480	5,484,324
			$ 85,281,146
Bahamas — 0.1%
Bahamas Government International Bonds, 6.625%, 5/15/33(7)	USD	6,009	$ 5,792,676
			$ 5,792,676
Benin — 0.7%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	5,381	$ 5,958,892
4.95%, 1/22/35(7)	EUR	19,891	21,475,254
6.875%, 1/19/52(7)	EUR	11,636	12,423,218
			$ 39,857,364
Bolivia — 0.0%†
Bolivia Government International Bonds, 4.50%, 3/20/28(7)	USD	1,729	$ 1,452,360
			$ 1,452,360
Bosnia and Herzegovina — 0.1%
Federation of Bosnia & Herzegovina Eurobond, 5.50%, 7/17/30(7)	EUR	5,770	$ 6,938,084
			$ 6,938,084
Brazil — 1.7%
Brazil Notas do Tesouro Nacional, 6.00%, 8/15/30(24)	BRL	125,931	$ 100,620,537
			$ 100,620,537
Ecuador — 1.5%
Ecuador Government International Bonds:
0.00%, 7/31/30(7)(23)	USD	36,668	$ 28,738,719
6.90%, 7/31/30(7)(23)	USD	49,142	44,952,532
6.90%, 7/31/35(7)(23)	USD	16,492	12,678,543
			$ 86,369,794
Security	Principal Amount (000's omitted)		Value
Egypt — 5.5%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	6,960,848	$ 147,038,706
24.458%, 10/1/27	EGP	6,921,729	149,035,359
25.318%, 8/13/27	EGP	980,209	21,257,982
			$ 317,332,047
Ethiopia — 1.4%
Ethiopia Government International Bonds, 6.625%, 12/11/24(7)(8)	USD	78,039	$ 82,721,340
			$ 82,721,340
Ghana — 0.3%
Ghana Cocoa Bonds:
13.00%, 8/30/27	GHS	4,281	$ 369,280
13.00%, 8/28/28	GHS	14,277	1,182,031
Republic of Ghana Government Bonds:
8.35% (5.00% cash and 3.35% PIK), 2/16/27	GHS	71,600	6,018,365
8.65% (5.00% cash and 3.65% PIK), 2/13/29	GHS	8,163	614,294
8.80% (5.00% cash and 3.80% PIK), 2/12/30	GHS	36,165	2,606,519
8.95% (5.00% cash and 3.95% PIK), 2/11/31	GHS	18,023	1,252,417
9.25% (5.00% cash and 4.25% PIK), 2/8/33	GHS	30,486	2,009,405
9.55% (5.00% cash and 4.55% PIK), 2/6/35	GHS	14,026	895,580
9.70% (5.00% cash and 4.70% PIK), 2/5/36	GHS	20,138	1,273,973
9.85% (5.00% cash and 4.85% PIK), 2/3/37	GHS	9,532	599,602
10.00% (5.00% cash and 5.00% PIK), 2/2/38	GHS	12,956	812,787
			$ 17,634,253
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(7)	USD	5,387	$ 5,778,904
			$ 5,778,904
India — 2.4%
India Government Bonds:
7.09%, 8/5/54	INR	2,564,500	$ 28,400,203
7.24%, 8/18/55	INR	7,584,590	86,059,149
7.30%, 6/19/53	INR	2,010,910	22,858,698
			$ 137,318,050
Israel — 0.6%
Israel Government International Bonds, 5.75%, 3/12/54	USD	4,055	$ 3,975,980
State of Israel, 3.80%, 5/13/60(7)(23)	USD	44,276	30,513,790
			$ 34,489,770
Jordan — 0.1%
Jordan Government International Bonds, 7.375%, 10/10/47(7)	USD	3,628	$ 3,674,820
			$ 3,674,820

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Kazakhstan — 1.8%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	13,428,007	$ 19,330,995
5.50%, 9/20/28	KZT	84,294	118,059
5.50%, 4/24/32	KZT	17,761,889	18,802,530
7.22%, 12/10/28	KZT	11,841,259	17,101,403
7.68%, 8/13/29	KZT	15,393,637	21,522,840
8.44%, 5/10/31	KZT	6,512,693	8,550,280
10.55%, 7/28/29	KZT	4,438,057	6,832,787
14.00%, 5/12/31	KZT	185,446	308,203
14.00%, 5/19/32	KZT	126,440	208,209
14.45%, 6/5/33	KZT	5,147,839	8,767,150
14.50%, 3/6/34	KZT	2,368,251	3,957,625
			$ 105,500,081
Kuwait — 2.1%
Kuwait International Government Bonds:
4.136%, 10/9/30(7)(23)	USD	66,740	$ 66,623,257
4.652%, 10/9/35(7)(23)	USD	57,993	58,304,413
			$ 124,927,670
Lebanon — 0.9%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(8)	USD	43,675	$ 10,012,494
6.00%, 1/27/23(7)(8)	USD	9,345	2,149,771
6.10%, 10/4/22(7)(8)	USD	30,800	7,076,300
6.15%, 6/19/20(7)(8)	USD	1,669	383,244
6.20%, 2/26/25(7)(8)	USD	7,871	1,806,522
6.25%, 5/27/22(7)(8)	USD	5,922	1,358,914
6.25%, 11/4/24(7)(8)	USD	6,315	1,449,292
6.25%, 6/12/25(7)(8)	USD	2,082	479,901
6.375%, 3/9/20(7)(8)	USD	1,502	344,380
6.40%, 5/26/23(7)(8)	USD	45,244	10,406,120
6.60%, 11/27/26(7)(8)	USD	1,682	385,212
6.65%, 4/22/24(7)(8)	USD	12,055	2,766,622
6.65%, 11/3/28(7)(8)	USD	2,310	531,647
6.85%, 3/23/27(7)(8)	USD	2,075	476,275
6.85%, 5/25/29(7)(8)	USD	20,764	4,786,497
7.00%, 3/20/28(7)(8)	USD	9,626	2,218,793
7.00%, 4/22/31(7)(8)	USD	8,035	1,861,989
7.00%, 3/23/32(7)(8)	USD	4,011	932,060
7.25%, 3/23/37(7)(8)	USD	3,194	739,428
8.25%, 4/12/21(7)(8)	USD	2,326	535,707
			$ 50,701,168
Mexico — 4.8%
Mexican Bonos, 7.75%, 11/23/34	MXN	3,206,702	$ 162,823,584
Mexico Udibonos, 2.75%, 11/27/31	MXN	2,416,024	118,738,891
			$ 281,562,475
Security	Principal Amount (000's omitted)		Value
Mongolia — 0.4%
Mongolia Government International Bonds:
6.625%, 2/25/30(3)	USD	2,400	$ 2,463,755
6.625%, 2/25/30(7)	USD	18,800	19,299,415
7.875%, 6/5/29(7)	USD	1,400	1,494,571
			$ 23,257,741
Montenegro — 0.9%
Montenegro Government International Bonds, 4.875%, 4/1/32(7)	EUR	45,190	$ 53,080,209
			$ 53,080,209
New Zealand — 5.7%
New Zealand Government Bonds:
2.50%, 9/20/40(7)(23)(24)	NZD	90,085	$ 50,811,702
2.75%, 4/15/37(7)(23)	NZD	56,655	27,936,109
4.25%, 5/15/34(23)	NZD	95,188	55,695,181
4.25%, 5/15/36(23)	NZD	90,000	51,840,771
4.50%, 5/15/35(23)	NZD	135,850	80,451,227
5.00%, 5/15/54(23)	NZD	4,140	2,393,546
New Zealand Government Bonds Inflation-Linked, 3.25%, 9/20/50(23)(24)	NZD	107,577	65,150,777
			$ 334,279,313
Nigeria — 0.8%
Nigeria Government Bonds, 17.95%, 6/25/32	NGN	61,191,090	$ 46,635,211
			$ 46,635,211
Paraguay — 1.1%
Paraguay Government Bonds:
7.90%, 2/9/31(3)	PYG	163,447,000	$ 21,881,042
7.90%, 2/9/31(7)	PYG	95,743,000	12,817,345
8.50%, 3/4/35(3)	PYG	200,346,000	26,713,805
			$ 61,412,192
Peru — 2.9%
Peru Government Bonds:
5.35%, 8/12/40	PEN	141,946	$ 37,306,834
5.40%, 8/12/34	PEN	79,212	22,879,345
6.90%, 8/12/37	PEN	43,901	13,594,217
7.60%, 8/12/39(3)(7)	PEN	288,932	93,580,629
			$ 167,361,025
Poland — 2.3%
Republic of Poland Government Bonds, 2.00%, 8/25/36(24)	PLN	541,518	$ 132,557,310
			$ 132,557,310
Romania — 3.9%
Romania Government International Bonds:
1.75%, 7/13/30(7)	EUR	4,160	$ 4,308,262
2.00%, 4/14/33(7)	EUR	3,331	3,118,806

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
2.625%, 12/2/40(7)	EUR	7,137	$ 5,471,520
2.75%, 4/14/41(7)	EUR	3,335	2,566,213
2.875%, 4/13/42(7)	EUR	3,537	2,710,201
3.375%, 1/28/50(7)	EUR	2,081	1,561,327
3.75%, 2/7/34(7)	EUR	691	709,396
3.875%, 10/29/35(7)	EUR	9,778	9,810,243
4.625%, 4/3/49(7)(23)	EUR	18,721	17,165,027
5.125%, 6/15/48(7)	USD	2,030	1,695,189
5.625%, 2/22/36(7)	EUR	14,815	16,844,665
5.625%, 5/30/37(7)	EUR	2,763	3,103,934
5.75%, 3/24/35(7)	USD	6,156	6,036,000
5.875%, 7/11/32(7)	EUR	8,123	9,780,096
6.00%, 5/25/34(7)	USD	2,030	2,045,145
6.00%, 9/24/44(7)(23)	EUR	17,538	19,494,501
6.125%, 10/7/37(7)(23)	EUR	31,140	35,977,820
6.25%, 9/10/34(7)(23)	EUR	9,693	11,733,544
6.50%, 10/7/45(7)(23)	EUR	22,140	25,349,265
6.75%, 7/11/39(7)(23)	EUR	23,022	27,619,231
7.50%, 2/10/37(7)(23)	USD	14,584	16,022,576
7.625%, 1/17/53(7)	USD	4,064	4,522,595
			$ 227,645,556
Serbia — 1.0%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	402,310	$ 3,894,251
7.00%, 10/26/31	RSD	5,127,180	56,436,037
			$ 60,330,288
South Africa — 1.6%
Republic of South Africa Government Bonds:
8.75%, 1/31/44	ZAR	811,190	$ 41,927,349
8.75%, 2/28/48	ZAR	948,189	48,813,920
			$ 90,741,269
Sri Lanka — 2.1%
Sri Lanka Government Bonds:
8.75%, 3/15/36(4)	LKR	242,761	$ 655,441
8.75%, 9/15/37(4)	LKR	242,761	645,873
8.75%, 9/15/38(4)	LKR	242,761	640,690
8.75%, 9/15/39(4)	LKR	242,761	636,703
8.75%, 9/15/40(4)	LKR	242,761	633,115
8.75%, 9/15/41(4)	LKR	242,761	629,128
8.75%, 9/15/42(4)	LKR	242,761	613,978
8.75%, 9/15/43(4)	LKR	242,761	610,788
9.00%, 10/1/32	LKR	738,000	2,268,092
9.00%, 6/1/33	LKR	200,000	605,513
9.00%, 11/1/33	LKR	6,703,000	20,182,536
9.75%, 7/1/30	LKR	5,107,000	16,834,720
10.25%, 9/15/34	LKR	2,860,000	9,130,460
Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government Bonds: (continued)
10.35%, 10/15/29	LKR	505,000	$ 1,704,894
11.00%, 10/15/28	LKR	2,911,000	10,020,208
11.00%, 9/15/29	LKR	1,770,000	6,086,735
11.00%, 12/15/29	LKR	3,190,000	10,993,967
11.00%, 5/15/30	LKR	256,000	883,073
11.00%, 10/15/30	LKR	1,175,000	4,058,020
11.25%, 3/15/31	LKR	210,000	725,532
11.50%, 12/15/32	LKR	1,320,000	4,577,485
11.75%, 6/15/29	LKR	252,000	884,233
Sri Lanka Government International Bonds:
1.00% to 12/15/25, 6/15/38(3)(25)	USD	14,048	9,147,389
3.10% to 7/15/27, 1/15/30(3)(25)	USD	8,508	8,040,060
3.35% to 9/15/27, 3/15/33(3)(25)	USD	12,500	10,924,513
3.60% to 8/15/27, 2/15/38(3)(25)	USD	2,476	2,293,384
			$ 124,426,530
Suriname — 3.3%
Suriname Government International Bonds:
7.70%, 11/6/30(3)(16)	USD	20,880	$ 21,031,380
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(3)	USD	23,388	23,387,606
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(7)	USD	19,823	19,822,975
8.50%, 11/6/35(3)(16)	USD	86,975	89,692,969
9.00%, Oil-Linked, 12/31/50(3)	USD	20,202	24,040,380
9.00%, Oil-Linked, 12/31/50(7)	USD	12,434	14,796,460
			$ 192,771,770
Tajikistan — 0.0%†
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	561	$ 564,569
			$ 564,569
Tunisia — 0.1%
Tunisian Republic:
3.50%, 2/3/33	JPY	700,000	$ 3,780,663
4.30%, 8/2/30	JPY	60,000	357,173
			$ 4,137,836
Turkey — 3.3%
Turkiye Government Bonds:
26.20%, 10/5/33	TRY	4,481,526	$ 96,215,855
27.70%, 9/27/34	TRY	3,998,734	88,098,797
30.00%, 9/12/29	TRY	378,121	8,284,704
			$ 192,599,356
Uganda — 3.6%
Republic of Uganda Government Bonds:
14.375%, 2/3/33	UGX	8,265,100	$ 2,179,151
15.00%, 6/18/43	UGX	55,618,000	13,783,974

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Uganda (continued)
Republic of Uganda Government Bonds: (continued)
15.80%, 6/23/39	UGX	603,076,100	$ 159,496,814
16.25%, 11/8/35	UGX	125,134,700	35,079,477
			$ 210,539,416
Ukraine — 2.7%
Ukraine Government International Bonds:
0.00% to 2/1/27, 2/1/35(7)(25)	USD	17,564	$ 9,017,789
0.00% to 2/1/27, 2/1/36(7)(25)	USD	16,938	8,686,918
0.00%, GDP-Linked, 8/1/41(7)(26)	USD	131,208	111,666,405
4.50% to 2/1/27, 2/1/29(7)(25)	USD	3,889	2,693,508
4.50% to 2/1/27, 2/1/34(7)(25)	USD	19,803	11,163,018
4.50% to 2/1/27, 2/1/35(7)(25)	USD	11,753	6,553,263
4.50% to 2/1/27, 2/1/36(7)(25)	USD	9,644	5,318,446
			$ 155,099,347
United Arab Emirates — 0.1%
Abu Dhabi Government International Bonds, 4.25%, 10/2/35(3)	USD	5,238	$ 5,240,466
			$ 5,240,466
Uzbekistan — 1.7%
National Bank of Uzbekistan, 19.875%, 7/5/27(7)	UZS	229,510,000	$ 19,749,539
Republic of Uzbekistan Bonds:
15.50%, 2/25/28(7)	UZS	510,000,000	43,924,916
16.25%, 10/12/26(7)	UZS	367,300,000	31,623,617
16.625%, 5/29/27(7)	UZS	60,000,000	5,144,095
			$ 100,442,167
Venezuela — 1.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(7)(8)	USD	13,576	$ 3,110,147
7.00%, 12/1/18(7)(8)	USD	11,823	2,794,366
7.00%, 3/31/38(7)(8)	USD	1,000	276,600
7.65%, 4/21/25(7)(8)	USD	14,173	3,672,224
7.75%, 10/13/19(7)(8)	USD	16,763	4,008,009
8.25%, 10/13/24(7)(8)	USD	32,776	8,492,365
9.00%, 5/7/23(7)(8)	USD	20,230	5,236,536
9.25%, 9/15/27(8)	USD	36,539	11,285,070
9.25%, 5/7/28(7)(8)	USD	17,350	4,972,539
9.375%, 1/13/34(8)	USD	3,518	1,126,112
11.75%, 10/21/26(7)(8)	USD	6,750	2,024,880
11.95%, 8/5/31(7)(8)	USD	22,288	6,554,813
12.75%, 8/23/22(7)(8)	USD	24,030	7,067,311
13.625%, 8/15/18(8)	USD	3,536	1,043,474
13.625%, 8/15/18(7)(8)	USD	2,553	753,390
			$ 62,417,836
Security	Principal Amount (000's omitted)		Value
Zambia — 0.1%
Zambia Government Bonds:
16.00%, 10/27/28	ZMW	54,785	$ 2,479,240
18.99%, 10/27/40	ZMW	67,555	3,055,698
19.00%, 8/18/35	ZMW	34,242	1,616,831
19.00%, 9/29/35	ZMW	11,985	566,593
			$ 7,718,362
Total Sovereign Government Bonds (identified cost $3,766,319,091)			$4,009,260,425

Sovereign Loans — 1.8%
Borrower/Description	Principal Amount (000's omitted)		Value
Bahamas — 0.5%
Commonwealth of the Bahamas, 8.887%, (6 mo. EURIBOR + 6.85%), 11/24/28	EUR	23,476	$ 27,898,758
			$ 27,898,758
Ivory Coast — 0.0%†
Republic of Ivory Coast, Term Loan, 7.781%, (6 mo. EURIBOR + 5.75%), 1/6/28(27)	EUR	2,828	$ 3,259,118
			$ 3,259,118
Tanzania — 1.3%
Government of the United Republic of Tanzania:
Term Loan, 9.458%, (6 mo. USD Term SOFR + 5.45%), 2/27/31(27)	USD	16,200	$ 16,038,000
Term Loan, 10.42%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(27)	USD	60,099	59,672,122
			$ 75,710,122
Total Sovereign Loans (identified cost $105,222,021)			$ 106,867,998

U.S. Government Guaranteed Small Business Administration Loans — 0.1%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(28)(29) Series 2018-3, Class A, 3.055%, 5/24/44(3)	$65,019	$ 3,779,978
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $19,756,409)		$ 3,779,978

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Short-Term Investments — 20.0%
Affiliated Fund — 0.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(30)	50,811,646	$ 50,811,646
Total Affiliated Fund (identified cost $50,811,646)		$ 50,811,646

Repurchase Agreements — 6.4%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 10/31/25 with an interest rate of 3.00%, collateralized by USD 6,007,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $6,865,694(31)	USD	6,840	$ 6,840,471
Barclays Bank PLC:
Dated 9/11/25 with an interest rate of 0.85%, collateralized by EUR 3,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $3,456,035(31)	EUR	3,124	3,600,591
Dated 9/11/25 with an interest rate of 1.00%, collateralized by EUR 1,800,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,005,149(31)	EUR	1,802	2,077,364
Dated 9/11/25 with an interest rate of 1.35%, collateralized by EUR 6,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $6,683,831(31)	EUR	6,008	6,924,545
Dated 10/29/25 with an interest rate of 3.00%, collateralized by USD 6,435,000 Bahrain Government International Bonds, 7.75%, due 4/18/35 and a market value, including accrued interest, of $7,207,830(31)	USD	7,593	7,593,300
Dated 10/29/25 with an interest rate of 3.45%, collateralized by USD 8,197,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $7,603,104(31)	USD	7,961	7,961,336
Dated 10/29/25 with an interest rate of 3.45%, collateralized by USD 15,452,000 Kazakhstan Government International Bonds, 4.875%, due 10/14/44 and a market value, including accrued interest, of $14,465,786(31)	USD	15,297	15,297,480
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 6,130,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $7,006,277(31)	USD	7,387	7,386,650
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 7,727,000 Bahrain Government International Bonds, 6.00%, due 9/19/44 and a market value, including accrued interest, of $7,247,972(31)	USD	7,611	7,611,095
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 10/29/25 with an interest rate of 3.50%, collateralized by USD 10,015,000 Bahrain Government International Bonds, 5.625%, due 5/18/34 and a market value, including accrued interest, of $10,008,006(31)	USD	10,553	$ 10,553,306
Dated 10/29/25 with an interest rate of 3.55%, collateralized by USD 1,085,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $849,192(31)	USD	890	889,700
Citibank, N.A.:
Dated 10/30/25 with an interest rate of 3.15%, collateralized by USD 6,258,000 Bahrain Government International Bonds, 7.50%, due 2/12/36 and a market value, including accrued interest, of $7,011,367(31)	USD	7,352	7,351,523
Nomura International PLC:
Dated 10/30/25 with an interest rate of 1.00%, collateralized by USD 8,571,000 Bahrain Government International Bonds, 7.50%, due 9/20/47 and a market value, including accrued interest, of $9,310,333(31)	USD	9,729	9,728,514
Dated 10/30/25 with an interest rate of 1.90%, collateralized by EUR 3,044,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $3,390,930(31)	USD	3,387	3,387,485
Dated 10/30/25 with an interest rate of 3.05%, collateralized by USD 30,270,000 Senegal Government International Bonds, 6.25%, due 5/23/33 and a market value, including accrued interest, of $22,622,069(31)	USD	22,979	22,979,471
Dated 10/30/25 with an interest rate of 3.35%, collateralized by USD 14,678,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $13,840,080(31)	USD	14,464	14,464,068
Dated 10/30/25 with an interest rate of 3.40%, collateralized by EUR 9,724,000 Republic of Cameroon International Bonds, 5.95%, due 7/7/32 and a market value, including accrued interest, of $9,374,683(31)	USD	9,767	9,766,986
Dated 10/30/25 with an interest rate of 3.40%, collateralized by EUR 13,578,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $15,642,012(31)	USD	16,435	16,434,932
Dated 10/30/25 with an interest rate of 3.45%, collateralized by USD 1,885,000 Kazakhstan Government International Bonds, 6.50%, due 7/21/45 and a market value, including accrued interest, of $2,154,459(31)	USD	2,252	2,252,387
Dated 10/30/25 with an interest rate of 3.45%, collateralized by USD 3,969,000 Republic of Cameroon International Bonds, 9.50%, due 7/31/31 and a market value, including accrued interest, of $3,873,885(31)	USD	4,053	4,052,845
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 8,369,000 Panama Government International Bonds, 4.50%, due 4/16/50 and a market value, including accrued interest, of $6,550,123(31)	USD	6,801	6,801,486

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC: (continued)
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 15,091,000 Senegal Government International Bonds, 7.75%, due 6/10/31 and a market value, including accrued interest, of $12,359,690(31)	USD	12,645	$ 12,644,749
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 21,200,000 Indonesia Government International Bonds, 5.45%, due 9/20/52 and a market value, including accrued interest, of $21,516,476(31)	USD	22,555	22,554,846
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 23,826,000 Senegal Government International Bonds, 6.75%, due 3/13/48 and a market value, including accrued interest, of $15,575,975(31)	USD	15,686	15,685,847
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 34,800,000 Indonesia Government International Bonds, 4.30%, due 3/31/52 and a market value, including accrued interest, of $29,636,241(31)	USD	31,064	31,063,872
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 49,290,000 Indonesia Government International Bonds, 5.65%, due 1/11/53 and a market value, including accrued interest, of $51,784,427(31)	USD	54,356	54,355,523
Dated 10/30/25 with an interest rate of 3.50%, collateralized by USD 64,100,000 Indonesia Government International Bonds, 4.20%, due 10/15/50 and a market value, including accrued interest, of $54,108,030(31)	USD	56,705	56,705,136
Dated 10/30/25 with an interest rate of 3.55%, collateralized by USD 4,619,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,355,316(31)	USD	4,552	4,551,678
Total Repurchase Agreements (identified cost $371,747,885)			$ 371,517,186

Sovereign Government Securities — 11.6%
Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 3/12/26	ALL	280,700	$ 3,314,418
			$ 3,314,418
Egypt — 2.4%
Egypt Treasury Bills:
0.00%, 12/23/25	EGP	351,900	$ 7,200,560
0.00%, 1/6/26	EGP	1,472,125	29,827,007
0.00%, 2/17/26	EGP	70,350	1,388,994
0.00%, 5/12/26	EGP	83,000	1,549,290
0.00%, 7/7/26	EGP	3,364,825	60,745,621
0.00%, 10/27/26	EGP	2,416,800	41,184,473
			$ 141,895,945
Security	Principal Amount (000's omitted)		Value
Kazakhstan — 0.8%
Kazakhstan Treasury Bills, 0.00%, 5/15/26	KZT	26,812,767	$ 46,252,112
			$ 46,252,112
Nigeria — 7.8%
Nigeria OMO Bills:
0.00%, 11/18/25	NGN	15,840,101	$ 11,045,638
0.00%, 11/25/25	NGN	7,894,768	5,460,042
0.00%, 12/16/25	NGN	5,273,744	3,628,724
0.00%, 12/23/25	NGN	3,947,384	2,680,536
0.00%, 12/30/25	NGN	11,842,151	8,008,108
0.00%, 1/6/26	NGN	11,921,652	8,029,424
0.00%, 1/13/26	NGN	53,441,668	35,853,978
0.00%, 1/27/26	NGN	59,938,947	39,917,647
0.00%, 2/3/26	NGN	16,579,012	10,999,768
0.00%, 2/17/26	NGN	26,605,860	17,568,676
0.00%, 2/25/26	NGN	4,539,996	2,972,157
0.00%, 3/10/26	NGN	74,366,000	48,377,754
0.00%, 3/24/26	NGN	89,218,534	57,580,069
0.00%, 4/7/26	NGN	9,868,460	6,345,130
0.00%, 4/21/26	NGN	34,112,256	21,775,011
0.00%, 4/28/26	NGN	89,392,122	56,695,158
0.00%, 6/23/26	NGN	83,854,496	52,080,381
0.00%, 6/30/26	NGN	96,758,571	59,424,540
0.00%, 7/7/26	NGN	9,868,459	6,057,839
			$ 454,500,580
Uruguay — 0.5%
Uruguay Monetary Regulation Bills:
0.00%, 11/7/25	UYU	93,521	$ 2,343,926
0.00%, 12/5/25	UYU	387,000	9,639,815
0.00%, 12/19/25	UYU	317,603	7,887,244
0.00%, 12/30/25	UYU	327,339	8,112,974
0.00%, 3/6/26	UYU	93,521	2,284,884
			$ 30,268,843
Total Sovereign Government Securities (identified cost $658,857,033)			$ 676,231,898

U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/20/25(32)	$42,175	$ 42,097,676
0.00%, 12/4/25(32)	3,388	3,376,711
0.00%, 12/18/25(32)	14,999	14,927,564

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 1/8/26(32)	$2,700	$ 2,681,302
Total U.S. Treasury Obligations (identified cost $63,064,687)		$ 63,083,253
Total Short-Term Investments (identified cost $1,144,481,251)		$1,161,643,983

Total Purchased Options — 0.3% (identified cost $33,014,708)	$ 19,174,879
Total Investments — 114.1% (identified cost $6,254,378,005)	$6,644,693,440
Less Unfunded Loan Commitments — (2.2)%	$ (127,268,000)
Net Investments — 111.9% (identified cost $6,127,110,005)	$6,517,425,440
Total Written Options — (0.1)% (premiums received $7,325,580)	$ (4,041,228)
Securities Sold Short — (8.6)%
Exchange-Traded Funds — (2.8)%
Security	Shares	Value
United States — (2.8)%
iShares Broad USD High Yield Corporate Bond ETF	(2,350,690)	$ (88,338,930)
iShares JPMorgan USD Emerging Markets Bond ETF	(744,519)	(71,972,652)
Total Exchange-Traded Funds (proceeds $148,935,048)		$ (160,311,582)
Sovereign Government Bonds — (5.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(8,028)	$ (7,374,899)
			$ (7,374,899)
Azerbaijan — (0.3)%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(7)	USD	(19,297)	$ (18,082,830)
			$ (18,082,830)
Bahrain — (0.7)%
Bahrain Government International Bonds:
5.625%, 5/18/34(7)	USD	(10,015)	$ (9,752,937)
6.00%, 9/19/44(7)	USD	(7,727)	(7,193,883)
Security	Principal Amount (000's omitted)		Value
Bahrain (continued)
Bahrain Government International Bonds: (continued)
7.50%, 2/12/36(7)	USD	(6,258)	$ (6,908,370)
7.50%, 9/20/47(7)	USD	(8,571)	(9,237,122)
7.75%, 4/18/35(7)	USD	(6,435)	(7,189,821)
			$ (40,282,133)
Cameroon — (0.2)%
Republic of Cameroon Government International Bonds:
5.95%, 7/7/32(7)	EUR	(9,724)	$ (9,160,910)
9.50%, 7/31/31(7)	USD	(2,769)	(2,636,148)
			$ (11,797,058)
Indonesia — (2.7)%
Indonesia Government International Bonds:
4.20%, 10/15/50	USD	(64,100)	$ (53,988,377)
4.30%, 3/31/52	USD	(34,800)	(29,507,385)
5.45%, 9/20/52	USD	(21,200)	(21,384,889)
5.65%, 1/11/53	USD	(49,290)	(50,933,490)
			$ (155,814,141)
Kazakhstan — (0.5)%
Kazakhstan Government International Bonds:
4.875%, 10/14/44(7)	USD	(15,452)	$ (14,430,214)
6.50%, 7/21/45(7)	USD	(14,022)	(15,773,255)
			$ (30,203,469)
Poland — (0.5)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(10,844)	$ (11,998,066)
2.75%, 5/25/32(7)	EUR	(16,578)	(18,867,697)
			$ (30,865,763)
Senegal — (0.8)%
Senegal Government International Bonds:
6.25%, 5/23/33(7)	USD	(27,887)	$ (20,076,195)
6.75%, 3/13/48(7)	USD	(21,117)	(13,614,945)
7.75%, 6/10/31(7)	USD	(15,091)	(11,901,615)
			$ (45,592,755)
Total Sovereign Government Bonds (proceeds $328,610,292)			$ (340,013,048)
Total Securities Sold Short (proceeds $477,545,340)			$ (500,324,630)

Other Assets, Less Liabilities — (3.2)%	$ (190,710,389)
Net Assets — 100.0%	$5,822,349,193

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2025.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $489,789,596 or 8.4% of the Portfolio's net assets.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2025.
(5)	Non-income producing security.
(6)	Securities are traded on separate exchanges for the same entity.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2025, the aggregate value of these securities is $1,533,599,708 or 26.3% of the Portfolio's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Security whose performance is linked to the price of an underlying security issued by the Ministry of Finance of Paraguay. The investment is subject to credit risk of the issuing financial institution (Itau BBA International PLC) in addition to the market risk of the underlying security.
(10)	Security whose performance is linked to the price of an underlying security issued by the Arab Republic of Egypt. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(11)	Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.) in addition to the market risk of the underlying security.
(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Security converts to variable rate after the indicated fixed-rate coupon period.
(15)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(16)	When-issued security.
(17)	Quantity held represents principal in USD.
(18)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(19)	Restricted security (see Note 5).
(20)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(21)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(22)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $127,067,280. See Note 1F for description.
(23)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(24)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(25)	Step coupon security. Interest rate represents the rate in effect at October 31, 2025.
(26)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(27)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(28)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(29)	The stated interest rate represents the weighted average fixed interest rate at October 31, 2025 of all interest only securities comprising the trust.
(30)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of October 31, 2025.
(31)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(32)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Purchased Currency Options (OTC) — 0.0%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	19,340,500	INR	88.86	4/21/26	$ 300,667
Put USD vs. Call CNH	Barclays Bank PLC	USD	80,440,000	CNH	7.00	1/26/26	178,014
Put USD vs. Call CNH	Deutsche Bank AG	USD	87,800,000	CNH	7.00	1/29/26	207,296
Put USD vs. Call CNH	Goldman Sachs International	USD	66,000,000	CNH	7.00	1/22/26	137,082
Put USD vs. Call CNH	Goldman Sachs International	USD	3,570,000	CNH	7.00	1/29/26	8,429
Put USD vs. Call CNH	Standard Chartered Bank	USD	32,990,000	CNH	7.00	1/26/26	73,007
Put USD vs. Call INR	Citibank, N.A.	USD	22,300,000	INR	87.00	2/18/26	32,647
Put USD vs. Call INR	Citibank, N.A.	USD	44,463,000	INR	89.13	4/15/26	333,739
Put USD vs. Call INR	Deutsche Bank AG	USD	44,463,000	INR	89.23	4/15/26	353,703
Put USD vs. Call INR	Deutsche Bank AG	USD	44,460,000	INR	88.73	4/22/26	265,515
Put USD vs. Call INR	Goldman Sachs International	USD	33,700,000	INR	87.00	2/5/26	42,732
Put USD vs. Call INR	Goldman Sachs International	USD	27,000,000	INR	87.00	2/9/26	36,342
Put USD vs. Call INR	Goldman Sachs International	USD	17,100,000	INR	87.00	2/10/26	23,290
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	14,100,000	INR	87.00	2/10/26	19,204
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	19,340,500	INR	88.86	4/21/26	124,572
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	50,900,000	INR	85.50	1/25/29	168,632
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	27,200,000	INR	85.50	1/25/29	90,114
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	26,300,000	INR	85.50	1/30/29	87,579
Put USD vs. Call INR	Nomura International PLC	USD	67,600,000	INR	87.00	2/10/26	92,071
Put USD vs. Call INR	Standard Chartered Bank	USD	3,110,000	INR	87.00	2/24/26	4,858
Total							$2,579,493
†	Amount is less than 0.05% or (0.05)%, as applicable.
Purchased Put Options (Exchange-Traded) — 0.3%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
E-Mini S&P 500 Index Futures 12/2025	256	$87,987,200	$5,350.00	12/19/25	$ 88,960
E-Mini S&P 500 Index Futures 12/2025	250	85,925,000	5,400.00	12/19/25	93,125
E-Mini S&P 500 Index Futures 12/2025	739	253,994,300	5,450.00	12/19/25	293,752
ICE Brent Crude Oil Futures 06/2026	794	51,665,580	42.00	4/27/26	349,360
ICE Brent Crude Oil Futures 06/2026	634	41,254,380	50.00	4/27/26	691,060
ICE Brent Crude Oil Futures 06/2026	1,713	111,464,910	60.00	4/27/26	5,995,500
ICE Brent Crude Oil Futures 12/2026	436	28,370,520	50.00	10/27/26	976,640
ICE Brent Crude Oil Futures 12/2026	786	51,145,020	55.00	10/27/26	2,751,000
ICE Brent Crude Oil Futures 12/2026	179	11,647,530	58.00	10/27/26	805,500
ICE Brent Crude Oil Futures 12/2026	842	54,788,940	60.00	10/27/26	4,454,180
Total					$16,499,077

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Purchased Put Options (OTC) — 0.0%†
Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
iShares 20+ Year Treasury Bond ETF	Citibank, N.A.	5,605	$50,431,576	$80.00	1/16/26	$96,309
Total						$96,309
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	7,038,000	BRL	7.00	7/12/27	$(1,788,560)
Call USD vs. Put BRL (Digital Option)	Goldman Sachs International	USD	5,630,000	BRL	7.00	7/14/27	(1,435,582)
Call USD vs. Put INR	Citibank, N.A.	USD	22,300,000	INR	91.00	2/18/26	(53,520)
Call USD vs. Put INR	Goldman Sachs International	USD	33,700,000	INR	91.00	2/5/26	(63,086)
Call USD vs. Put INR	Goldman Sachs International	USD	27,000,000	INR	91.00	2/9/26	(54,324)
Call USD vs. Put INR	Goldman Sachs International	USD	17,100,000	INR	91.00	2/10/26	(35,089)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	14,100,000	INR	91.00	2/10/26	(28,933)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	19,340,500	INR	88.86	4/21/26	(300,667)
Call USD vs. Put INR	Nomura International PLC	USD	67,600,000	INR	91.00	2/10/26	(138,715)
Call USD vs. Put INR	Standard Chartered Bank	USD	3,110,000	INR	91.00	2/24/26	(8,117)
Put USD vs. Call INR	Citibank, N.A.	USD	22,300,000	INR	85.00	2/18/26	(8,296)
Put USD vs. Call INR	Goldman Sachs International	USD	33,700,000	INR	84.50	2/5/26	(6,740)
Put USD vs. Call INR	Goldman Sachs International	USD	27,000,000	INR	84.50	2/9/26	(6,075)
Put USD vs. Call INR	Goldman Sachs International	USD	17,100,000	INR	84.50	2/10/26	(3,950)
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	14,100,000	INR	84.50	2/10/26	(3,257)
Put USD vs. Call INR	Nomura International PLC	USD	67,600,000	INR	84.50	2/10/26	(15,616)
Put USD vs. Call INR	Standard Chartered Bank	USD	3,110,000	INR	84.50	2/24/26	(949)
Put USD vs. Call KRW	Barclays Bank PLC	USD	31,750,000	KRW	1,300.00	1/26/26	(10,732)
Put USD vs. Call KRW	BNP Paribas	USD	64,280,000	KRW	1,310.00	2/5/26	(41,332)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	43,000,000	KRW	1,300.00	1/22/26	(13,072)
Put USD vs. Call KRW	Standard Chartered Bank	USD	15,120,000	KRW	1,300.00	1/26/26	(5,111)
Put USD vs. Call KRW	Standard Chartered Bank	USD	27,090,000	KRW	1,310.00	2/9/26	(19,505)
Total							$(4,041,228)
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
CLP	14,004,000,000	USD	14,603,046	12/17/25	$ 256,906
CLP	12,710,000,000	USD	13,337,629	12/17/25	149,231
CLP	2,167,613,985	USD	2,259,814	12/17/25	40,288
CLP	646,000,000	USD	673,710	12/17/25	11,775
EUR	477,061	USD	562,473	12/17/25	(11,246)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	675,949	USD	796,968	12/17/25	$ (15,935)
EUR	4,029,564	USD	4,676,956	12/17/25	(20,948)
EUR	4,800,000	USD	5,571,171	12/17/25	(24,953)
EUR	9,195,000	USD	10,672,275	12/17/25	(47,800)
EUR	13,349,564	USD	15,494,314	12/17/25	(69,398)
EUR	16,057,476	USD	18,637,281	12/17/25	(83,475)
EUR	4,264,989	USD	5,028,577	12/17/25	(100,543)
EUR	8,636,173	USD	10,182,360	12/17/25	(203,589)
EUR	9,447,469	USD	11,138,908	12/17/25	(222,715)
EUR	10,327,593	USD	12,176,606	12/17/25	(243,463)
EUR	10,927,331	USD	12,883,719	12/17/25	(257,601)
EUR	15,158,896	USD	17,872,887	12/17/25	(357,356)
EUR	27,940,000	USD	32,942,271	12/17/25	(658,658)
INR	3,192,000,000	USD	36,073,503	12/17/25	(201,092)
INR	4,258,000,000	USD	48,114,571	12/17/25	(262,213)
INR	5,853,970,000	USD	66,145,083	12/17/25	(356,857)
KRW	21,277,200,000	USD	14,987,004	12/17/25	(71,163)
KRW	13,758,330,000	USD	9,724,163	12/17/25	(79,236)
KRW	102,207,000,000	USD	73,831,384	12/17/25	(2,181,761)
KRW	109,335,602,000	USD	78,973,464	12/17/25	(2,326,516)
PHP	466,348,538	USD	8,012,861	12/17/25	(73,536)
PHP	527,000,000	USD	9,052,494	12/17/25	(80,611)
PHP	875,351,462	USD	14,997,112	12/17/25	(94,739)
PHP	1,094,300,000	USD	18,802,405	12/17/25	(172,554)
TWD	410,782,000	USD	13,507,190	12/17/25	(148,296)
TWD	446,502,000	USD	14,689,740	12/17/25	(169,210)
TWD	482,223,000	USD	15,856,340	12/17/25	(174,139)
TWD	446,503,000	USD	14,717,081	12/17/25	(196,518)
TWD	1,515,000,000	USD	50,461,313	12/17/25	(1,192,545)
TWD	1,586,380,000	USD	52,949,933	12/17/25	(1,359,842)
USD	128,001	CLP	123,258,985	12/17/25	(2,791)
USD	2,611,546	CLP	2,518,000,000	12/17/25	(60,359)
USD	28,264,771	CLP	26,886,355,000	12/17/25	(264,930)
USD	162,168,414	EUR	137,543,202	12/17/25	3,242,446
USD	110,081,932	EUR	93,366,032	12/17/25	2,201,013
USD	106,379,250	EUR	90,225,601	12/17/25	2,126,980
USD	84,835,357	EUR	71,953,140	12/17/25	1,696,225
USD	64,282,243	EUR	54,521,009	12/17/25	1,285,279
USD	57,267,764	EUR	48,571,676	12/17/25	1,145,030
USD	56,719,448	EUR	48,106,622	12/17/25	1,134,066
USD	51,153,212	EUR	43,385,616	12/17/25	1,022,773
USD	45,936,821	EUR	38,961,332	12/17/25	918,475
USD	43,895,102	EUR	37,229,648	12/17/25	877,652
USD	32,884,987	EUR	27,891,415	12/17/25	657,513

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	31,633,541	EUR	26,830,000	12/17/25	$ 632,491
USD	28,580,547	EUR	24,240,602	12/17/25	571,448
USD	21,311,798	EUR	18,075,610	12/17/25	426,115
USD	12,883,718	EUR	10,927,331	12/17/25	257,601
USD	10,770,912	EUR	9,135,353	12/17/25	215,357
USD	10,577,823	EUR	8,971,584	12/17/25	211,496
USD	10,169,931	EUR	8,625,631	12/17/25	203,341
USD	7,466,180	EUR	6,332,444	12/17/25	149,281
USD	30,357,985	EUR	26,155,779	12/17/25	135,971
USD	5,773,896	EUR	4,897,132	12/17/25	115,445
USD	5,085,467	EUR	4,313,241	12/17/25	101,680
USD	2,016,074	EUR	1,709,934	12/17/25	40,310
USD	8,212,126	EUR	7,075,389	12/17/25	36,782
USD	2,826,220	EUR	2,435,010	12/17/25	12,658
USD	2,616,051	EUR	2,253,933	12/17/25	11,717
USD	227,346	EUR	192,824	12/17/25	4,546
USD	45,044,715	IDR	739,409,000,000	12/17/25	617,088
USD	25,643,662	IDR	420,803,000,000	12/17/25	359,578
USD	30,877,947	IDR	508,251,000,000	12/17/25	339,522
USD	19,093,897	IDR	312,548,000,000	12/17/25	314,350
USD	14,661,179	IDR	240,458,000,000	12/17/25	213,183
USD	21,615,529	IDR	356,332,000,000	12/17/25	205,207
USD	22,429,496	IDR	370,535,280,000	12/17/25	165,765
USD	19,065,012	IDR	314,954,000,000	12/17/25	140,900
USD	10,573,562	IDR	174,802,120,000	12/17/25	70,520
USD	9,544,412	IDR	158,866,736,000	12/17/25	(1,147)
USD	16,212,133	IDR	270,142,764,000	12/17/25	(19,482)
USD	29,285,785	INR	2,594,867,000	12/17/25	124,089
USD	22,059,987	INR	1,952,000,000	12/17/25	122,974
USD	6,958,864	INR	620,000,000	12/17/25	(8,835)
USD	11,127,076	INR	991,033,000	12/17/25	(10,375)
USD	13,896,843	INR	1,237,500,000	12/17/25	(10,459)
USD	11,123,583	INR	991,000,000	12/17/25	(13,497)
USD	13,901,511	INR	1,239,000,000	12/17/25	(22,648)
USD	12,600,206	INR	1,123,263,000	12/17/25	(23,275)
USD	13,902,389	INR	1,239,537,000	12/17/25	(27,806)
USD	27,206,914	INR	2,424,000,000	12/17/25	(34,541)
USD	20,853,713	INR	1,858,900,000	12/17/25	(37,021)
USD	20,584,441	INR	1,835,000,000	12/17/25	(37,700)
USD	19,459,399	INR	1,735,000,000	12/17/25	(38,920)
USD	17,079,890	INR	1,523,270,000	12/17/25	(38,959)
USD	17,458,093	INR	1,557,000,000	12/17/25	(39,822)
USD	20,635,437	INR	1,840,000,000	12/17/25	(42,895)
USD	29,766,764	INR	2,654,600,000	12/17/25	(66,226)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	50,088,506	KRW	69,345,532,575	12/17/25	$ 1,475,581
USD	13,374,928	PEN	46,411,000	12/17/25	(393,084)
USD	22,780,989	PEN	80,000,000	12/17/25	(951,336)
USD	30,284,849	PEN	106,000,000	12/17/25	(1,160,482)
USD	35,452,009	PEN	123,758,533	12/17/25	(1,261,463)
USD	55,489,158	PEN	195,000,000	12/17/25	(2,358,385)
USD	28,947,709	PHP	1,656,000,000	12/17/25	755,226
USD	22,960,842	PHP	1,307,000,000	12/17/25	709,891
USD	14,099,375	PHP	806,577,276	12/17/25	367,843
USD	11,172,988	PHP	636,000,000	12/17/25	345,440
USD	15,490,421	TWD	473,000,000	12/17/25	108,159
USD	15,453,297	TWD	472,500,000	12/17/25	87,295
USD	15,497,793	TWD	474,000,000	12/17/25	83,010
USD	15,419,797	TWD	472,000,000	12/17/25	70,056
USD	13,368,197	TWD	409,000,000	12/17/25	67,256
USD	9,262,116	TWD	283,995,000	12/17/25	26,417
USD	8,232,994	TWD	252,473,000	12/17/25	22,411
USD	7,636,595	TWD	234,138,000	12/17/25	22,278
USD	7,203,847	TWD	220,942,000	12/17/25	18,672
USD	6,710,875	TWD	205,825,000	12/17/25	17,314
USD	6,174,718	TWD	189,428,000	12/17/25	14,398
USD	4,664,625	TWD	143,190,000	12/17/25	7,995
USD	9,262,108	TWD	284,569,000	12/17/25	7,742
USD	9,262,089	TWD	284,624,000	12/17/25	5,935
USD	8,233,002	TWD	253,066,000	12/17/25	3,133
USD	5,021,404	TWD	154,368,000	12/17/25	1,258
USD	2,610,489	TWD	80,272,000	12/17/25	(8)
PHP	37,354,270	USD	637,891	5/7/26	(3,132)
PHP	75,000,000	USD	1,308,521	5/7/26	(34,050)
PHP	372,445,730	USD	6,410,426	5/7/26	(81,474)
USD	5,234,863	PHP	293,100,000	5/7/26	254,230
USD	2,084,115	PHP	116,700,000	5/7/26	101,037
USD	1,340,411	PHP	75,000,000	5/7/26	65,939
PHP	248,810,849	USD	4,261,262	5/12/26	(33,584)
PHP	429,984,000	USD	7,341,996	5/12/26	(35,907)
PHP	417,603,700	USD	7,140,966	5/12/26	(45,237)
PHP	465,800,000	USD	7,961,713	5/12/26	(47,054)
PHP	182,338,500	USD	3,166,259	5/12/26	(68,047)
PHP	1,027,802,600	USD	17,572,279	5/12/26	(108,333)
PHP	374,554,469	USD	6,485,230	5/12/26	(120,974)
PHP	374,616,200	USD	6,504,883	5/12/26	(139,578)
PHP	369,645,900	USD	6,434,499	5/12/26	(153,647)
PHP	1,325,000,000	USD	22,707,798	5/12/26	(194,011)
PHP	515,980,000	USD	8,986,850	5/12/26	(219,557)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	503,941,310	USD	8,785,588	5/12/26	$ (222,850)
PHP	687,397,300	USD	11,981,825	5/12/26	(301,888)
PHP	609,140,000	USD	10,653,026	5/12/26	(302,800)
PHP	1,198,551,900	USD	20,848,007	5/12/26	(482,767)
USD	19,422,666	PHP	1,090,000,000	5/12/26	901,890
USD	14,407,684	PHP	810,000,000	5/12/26	644,539
USD	13,178,985	PHP	740,000,000	5/12/26	605,247
USD	13,005,523	PHP	730,000,000	5/12/26	601,701
USD	13,535,784	PHP	762,200,000	5/12/26	584,834
USD	12,430,302	PHP	700,000,000	5/12/26	536,225
USD	12,412,448	PHP	700,000,000	5/12/26	518,372
USD	10,634,150	PHP	600,000,000	5/12/26	439,227
USD	7,862,364	PHP	441,000,000	5/12/26	369,096
USD	6,449,532	PHP	362,000,000	5/12/26	298,596
USD	7,094,840	PHP	400,000,000	5/12/26	298,225
USD	7,093,834	PHP	400,000,000	5/12/26	297,219
USD	4,261,226	PHP	237,900,000	5/12/26	218,939
USD	4,705,778	PHP	264,700,000	5/12/26	208,118
USD	3,205,300	PHP	179,000,000	5/12/26	163,815
USD	3,189,026	PHP	179,000,000	5/12/26	147,540
USD	1,947,096	PHP	108,500,000	5/12/26	103,515
					$13,160,837
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	130,863,546	PLN	557,216,978	Barclays Bank PLC	11/4/25	$ —	$ (44,767)
NGN	5,571,583,000	USD	3,937,514	Standard Chartered Bank	11/4/25	—	(32,564)
NGN	5,551,897,000	USD	3,937,516	Standard Chartered Bank	11/4/25	—	(46,363)
PLN	557,216,978	EUR	131,308,137	Barclays Bank PLC	11/4/25	—	(467,691)
KZT	2,137,272,300	USD	3,866,826	ICBC Standard Bank plc	11/5/25	166,185	—
EUR	3,377,483	USD	3,892,869	Barclays Bank PLC	11/7/25	844	—
EUR	12,440,851	USD	14,544,243	Barclays Bank PLC	11/7/25	—	(201,875)
EUR	14,947,901	USD	17,485,860	Goldman Sachs International	11/7/25	—	(253,253)
EUR	58,519,379	USD	67,833,646	HSBC Bank USA, N.A.	11/7/25	—	(369,894)
EUR	5,104,694	USD	5,896,308	Standard Chartered Bank	11/7/25	—	(11,388)
EUR	16,623,248	USD	19,402,178	State Street Bank and Trust Company	11/7/25	—	(238,156)
EUR	6,430,526	USD	7,453,434	UBS AG	11/7/25	—	(40,036)
KZT	31,518,277,250	USD	59,260,644	Citibank, N.A.	11/7/25	179,373	—
USD	46,650,682	EUR	39,977,306	Standard Chartered Bank	11/7/25	563,059	—
USD	62,524,298	EUR	53,280,000	UBS AG	11/7/25	1,100,737	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	74,629,281	USD	1,548,968	Standard Chartered Bank	11/10/25	$ 27,518	$ —
KZT	7,013,111,765	USD	12,647,632	Deutsche Bank AG	11/10/25	566,778	—
KZT	6,167,111,696	USD	11,270,306	Deutsche Bank AG	11/10/25	350,033	—
KZT	6,153,345,136	USD	11,269,863	Deutsche Bank AG	11/10/25	324,537	—
KZT	4,103,814,012	USD	7,431,753	ICBC Standard Bank plc	11/10/25	300,831	—
EGP	467,827,661	USD	9,362,171	JPMorgan Chase Bank, N.A.	11/12/25	513,445	—
EGP	200,338,323	USD	3,938,241	JPMorgan Chase Bank, N.A.	11/12/25	290,804	—
PLN	557,216,979	EUR	131,228,632	Barclays Bank PLC	11/13/25	—	(462,066)
ISK	649,598,412	EUR	4,479,989	Bank of America, N.A.	11/14/25	—	(698)
USD	3,816,425	RUB	316,000,000	ICBC Standard Bank plc	11/14/25	—	(73,763)
USD	21,019,332	RUB	1,794,000,000	ICBC Standard Bank plc	11/14/25	—	(1,066,104)
EGP	129,857,457	USD	2,685,224	Bank of America, N.A.	11/17/25	51,238	—
EGP	168,063,000	USD	3,483,720	HSBC Bank USA, N.A.	11/17/25	57,841	—
PLN	557,216,978	EUR	130,749,470	Barclays Bank PLC	11/18/25	41,967	—
ISK	307,266,363	EUR	2,152,177	Bank of America, N.A.	11/28/25	—	(43,626)
ISK	694,795,720	EUR	4,799,639	Citibank, N.A.	11/28/25	—	(21,431)
ISK	695,768,482	EUR	4,806,359	Citibank, N.A.	11/28/25	—	(21,461)
ISK	1,600,248,000	EUR	11,026,307	Bank of America, N.A.	12/3/25	—	(26,294)
ISK	1,372,279,179	EUR	9,449,006	Bank of America, N.A.	12/4/25	—	(16,653)
ISK	1,520,503,506	EUR	10,469,624	Bank of America, N.A.	12/5/25	—	(20,369)
KZT	6,373,926,195	USD	11,443,315	Deutsche Bank AG	12/8/25	466,462	—
KZT	6,234,733,542	USD	11,270,306	Deutsche Bank AG	12/8/25	379,386	—
HKD	55,530,000	USD	7,191,858	Bank of America, N.A.	12/9/25	—	(41,064)
HKD	528,610,000	USD	68,468,363	JPMorgan Chase Bank, N.A.	12/9/25	—	(397,382)
USD	7,170,891	HKD	55,530,000	Bank of America, N.A.	12/9/25	20,097	—
USD	51,259,918	HKD	396,900,000	JPMorgan Chase Bank, N.A.	12/9/25	149,699	—
USD	17,009,983	HKD	131,710,000	JPMorgan Chase Bank, N.A.	12/9/25	49,220	—
EGP	233,216,504	USD	4,717,792	Citibank, N.A.	12/11/25	152,903	—
EUR	17,962,328	ISK	2,564,302,000	Bank of America, N.A.	12/12/25	409,867	—
EUR	25,335,206	ISK	3,679,938,727	Bank of America, N.A.	12/12/25	77,742	—
ISK	11,384,022,903	EUR	78,375,373	Bank of America, N.A.	12/12/25	—	(240,496)
ISK	2,564,307,227	EUR	17,962,365	Bank of America, N.A.	12/12/25	—	(409,868)
KZT	2,982,685,894	USD	5,422,079	Goldman Sachs International	12/15/25	137,309	—
AUD	42,840,000	USD	28,134,185	Citibank, N.A.	12/17/25	—	(90,773)
AUD	70,145,000	USD	46,326,985	Citibank, N.A.	12/17/25	—	(409,499)
AUD	42,850,000	USD	28,133,425	UBS AG	12/17/25	—	(83,467)
EGP	1,359,559,000	USD	27,962,958	Societe Generale	12/17/25	356,948	—
EUR	15,125,881	HUF	6,000,000,001	Bank of America, N.A.	12/17/25	—	(307,514)
EUR	17,622,279	HUF	6,986,400,000	Bank of America, N.A.	12/17/25	—	(346,859)
EUR	29,823,224	HUF	11,800,000,001	HSBC Bank USA, N.A.	12/17/25	—	(517,359)
EUR	29,893,632	HUF	11,840,500,000	HSBC Bank USA, N.A.	12/17/25	—	(556,053)
EUR	7,518,085	ISK	1,079,221,039	Bank of America, N.A.	12/17/25	131,269	—
EUR	385,833	ISK	56,042,269	JPMorgan Chase Bank, N.A.	12/17/25	1,537	—
EUR	15,367,135	ISK	2,240,528,226	JPMorgan Chase Bank, N.A.	12/17/25	—	(5,788)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	39,810,820	PLN	169,968,314	BNP Paribas	12/17/25	$ —	$ (6,884)
EUR	55,540,615	PLN	238,391,427	Deutsche Bank AG	12/17/25	—	(352,372)
EUR	78,002,045	PLN	334,000,000	UBS AG	12/17/25	—	(278,230)
EUR	18,548,991	RON	94,863,249	Barclays Bank PLC	12/17/25	—	(23,619)
EUR	3,310,145	RON	17,009,000	Goldman Sachs International	12/17/25	—	(22,367)
ISK	1,127,310,414	EUR	7,796,600	Citibank, N.A.	12/17/25	—	(71,851)
ISK	2,945,510,583	EUR	20,278,902	JPMorgan Chase Bank, N.A.	12/17/25	—	(80,782)
ISK	2,975,383,593	EUR	20,484,569	JPMorgan Chase Bank, N.A.	12/17/25	—	(81,601)
KZT	4,896,035,183	USD	8,788,747	Deutsche Bank AG	12/17/25	330,455	—
KZT	4,585,868,000	USD	8,255,388	Goldman Sachs International	12/17/25	286,106	—
KZT	2,096,867,529	USD	3,829,895	Goldman Sachs International	12/17/25	75,665	—
MXN	10,300,000	USD	547,248	Standard Chartered Bank	12/17/25	4,664	—
MYR	38,133,580	USD	9,091,112	Barclays Bank PLC	12/17/25	24,394	—
MYR	14,446,100	USD	3,449,815	Barclays Bank PLC	12/17/25	3,402	—
MYR	4,816,600	USD	1,149,958	Barclays Bank PLC	12/17/25	1,409	—
MYR	1,514,300	USD	361,012	Barclays Bank PLC	12/17/25	969	—
MYR	32,751,900	USD	7,832,572	Barclays Bank PLC	12/17/25	—	(3,511)
MYR	54,878,500	USD	13,091,245	Credit Agricole Corporate and Investment Bank	12/17/25	26,991	—
MYR	53,883,800	USD	12,866,851	Credit Agricole Corporate and Investment Bank	12/17/25	13,610	—
MYR	49,369,110	USD	11,809,944	Credit Agricole Corporate and Investment Bank	12/17/25	—	(8,681)
MYR	34,912,500	USD	8,325,186	Goldman Sachs International	12/17/25	20,348	—
MYR	9,301,700	USD	2,221,301	Goldman Sachs International	12/17/25	2,190	—
MYR	3,078,990	USD	735,281	Goldman Sachs International	12/17/25	725	—
MYR	34,978,500	USD	8,378,084	Goldman Sachs International	12/17/25	—	(16,773)
MYR	54,974,700	USD	13,122,019	State Street Bank and Trust Company	12/17/25	19,212	—
MYR	44,277,100	USD	10,573,636	State Street Bank and Trust Company	12/17/25	10,426	—
MYR	42,815,150	USD	10,248,989	State Street Bank and Trust Company	12/17/25	—	(14,393)
NZD	191,352,949	USD	111,927,889	UBS AG	12/17/25	—	(2,225,818)
PLN	135,328,719	EUR	31,771,780	Goldman Sachs International	12/17/25	—	(80,505)
PLN	112,626,387	EUR	26,526,385	Goldman Sachs International	12/17/25	—	(164,684)
SEK	30,000,000	EUR	2,732,154	Citibank, N.A.	12/17/25	9,070	—
SEK	741,820,000	EUR	67,515,212	HSBC Bank USA, N.A.	12/17/25	274,737	—
SEK	189,000,000	EUR	17,175,456	HSBC Bank USA, N.A.	12/17/25	100,025	—
SEK	106,600,000	EUR	9,778,656	Standard Chartered Bank	12/17/25	—	(49,118)
SEK	181,399,866	USD	19,467,596	Barclays Bank PLC	12/17/25	—	(324,041)
SEK	227,000,000	USD	24,390,554	BNP Paribas	12/17/25	—	(434,709)
SEK	180,700,134	USD	19,397,563	Citibank, N.A.	12/17/25	—	(327,852)
SEK	245,200,000	USD	26,335,806	HSBC Bank USA, N.A.	12/17/25	—	(459,273)
SEK	246,000,000	USD	26,494,129	HSBC Bank USA, N.A.	12/17/25	—	(533,169)
THB	1,829,044,500	USD	56,497,328	Standard Chartered Bank	12/17/25	263,142	—
THB	1,697,845,500	USD	52,438,665	Standard Chartered Bank	12/17/25	250,326	—
USD	52,832,544	AUD	79,835,000	Barclays Bank PLC	12/17/25	571,906	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	50,292,620	AUD	76,000,000	Goldman Sachs International	12/17/25	$ 542,404	$ —
USD	75,408,831	GBP	55,550,000	Citibank, N.A.	12/17/25	2,428,817	—
USD	34,366,959	GBP	25,500,000	Standard Chartered Bank	12/17/25	865,783	—
USD	5,074,849	GBP	3,800,000	Standard Chartered Bank	12/17/25	82,517	—
USD	6,665,576	JPY	973,489,770	Citibank, N.A.	12/17/25	321,500	—
USD	6,278,988	MXN	116,929,174	Barclays Bank PLC	12/17/25	13,490	—
USD	35,607,387	MXN	665,000,000	BNP Paribas	12/17/25	—	(25,776)
USD	54,990,656	MXN	1,027,000,000	BNP Paribas	12/17/25	—	(39,807)
USD	3,895,994	MXN	72,000,000	Deutsche Bank AG	12/17/25	37,967	—
USD	3,895,994	MXN	72,000,000	Deutsche Bank AG	12/17/25	37,967	—
USD	4,651,681	MXN	86,000,000	Standard Chartered Bank	12/17/25	43,483	—
USD	4,624,637	MXN	85,500,000	Standard Chartered Bank	12/17/25	43,230	—
USD	14,714,319	MXN	277,000,000	Standard Chartered Bank	12/17/25	—	(128,367)
USD	22,735,482	MXN	428,000,000	Standard Chartered Bank	12/17/25	—	(198,343)
USD	34,216,267	MXN	644,000,000	Standard Chartered Bank	12/17/25	—	(291,638)
USD	52,971,457	MXN	997,000,000	Standard Chartered Bank	12/17/25	—	(451,495)
USD	30,718,652	MXN	572,174,838	UBS AG	12/17/25	59,406	—
USD	19,880,583	MXN	370,301,708	UBS AG	12/17/25	38,446	—
USD	23,862,840	NZD	40,000,000	Citibank, N.A.	12/17/25	930,959	—
USD	596,571	NZD	1,000,000	Citibank, N.A.	12/17/25	23,274	—
USD	26,707,898	NZD	44,734,690	HSBC Bank USA, N.A.	12/17/25	1,061,635	—
USD	1,086,032	NZD	1,819,061	HSBC Bank USA, N.A.	12/17/25	43,170	—
USD	521,932	NZD	874,215	HSBC Bank USA, N.A.	12/17/25	20,747	—
USD	32,810,716	NZD	55,018,259	Standard Chartered Bank	12/17/25	1,268,914	—
USD	30,773,776	NZD	51,600,000	UBS AG	12/17/25	1,191,650	—
USD	8,677,957	SAR	32,610,000	Goldman Sachs International	12/17/25	—	(6,280)
USD	11,424,080	SAR	42,945,000	Standard Chartered Bank	12/17/25	—	(12,429)
USD	104,799,996	THB	3,304,800,000	Standard Chartered Bank	12/17/25	2,242,622	—
USD	6,846,853	THB	222,090,000	Standard Chartered Bank	12/17/25	—	(45,233)
USD	35,397,274	TRY	1,560,908,387	Standard Chartered Bank	12/17/25	—	(440,409)
USD	8,490,214	ZAR	149,600,000	Bank of America, N.A.	12/17/25	—	(113,011)
USD	20,528,415	ZAR	360,000,000	BNP Paribas	12/17/25	—	(174,531)
USD	45,197,934	ZAR	791,000,000	Goldman Sachs International	12/17/25	—	(291,039)
USD	20,741,423	ZAR	365,446,133	HSBC Bank USA, N.A.	12/17/25	—	(274,720)
USD	6,167,299	ZAR	107,240,000	Standard Chartered Bank	12/17/25	121	—
UYU	370,397,000	USD	9,125,326	Citibank, N.A.	12/17/25	123,543	—
UYU	163,420,000	USD	4,064,365	Citibank, N.A.	12/17/25	16,257	—
UYU	21,333,000	USD	526,286	Citibank, N.A.	12/17/25	6,402	—
UYU	24,000,000	USD	596,718	Citibank, N.A.	12/17/25	2,566	—
UYU	192,000,000	USD	4,768,291	HSBC Bank USA, N.A.	12/17/25	25,978	—
EGP	148,476,802	USD	2,973,699	Goldman Sachs International	12/18/25	117,756	—
USD	43,318,968	BHD	16,349,878	Standard Chartered Bank	12/18/25	—	(21,603)
EGP	144,981,488	USD	2,895,287	Bank of America, N.A.	1/5/26	99,889	—
EGP	875,232,000	USD	17,578,470	Goldman Sachs International	1/6/26	496,869	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
VND	233,119,130,000	USD	8,780,382	JPMorgan Chase Bank, N.A.	1/8/26	$ 47,794	$ —
VND	61,394,264,959	USD	2,313,186	Goldman Sachs International	1/15/26	10,665	—
UZS	192,939,772,793	USD	12,585,765	Deutsche Bank AG	1/20/26	3,115,054	—
UZS	41,580,552,833	USD	2,711,657	Deutsche Bank AG	1/20/26	672,034	—
KZT	4,553,573,000	USD	8,215,738	ICBC Standard Bank plc	1/21/26	171,760	—
NGN	6,253,974,000	USD	4,066,336	Standard Chartered Bank	1/21/26	222,399	—
EGP	391,740,422	USD	7,960,586	Bank of America, N.A.	1/22/26	86,230	—
KZT	6,842,682,000	USD	12,323,606	ICBC Standard Bank plc	1/22/26	276,858	—
KZT	5,466,319,000	USD	9,835,932	Deutsche Bank AG	1/23/26	227,248	—
EGP	520,815,000	USD	10,552,426	HSBC Bank USA, N.A.	1/26/26	131,397	—
VND	61,484,479,300	USD	2,313,186	Citibank, N.A.	1/26/26	12,290	—
USD	3,563,778	UGX	12,562,319,000	Standard Chartered Bank	1/30/26	29,075	—
USD	3,563,779	UGX	12,573,011,000	Standard Chartered Bank	1/30/26	26,066	—
USD	6,272,250	UGX	22,141,044,000	Citibank, N.A.	2/3/26	53,952	—
USD	1,223,879	GHS	17,550,422	ICBC Standard Bank plc	2/17/26	—	(283,970)
USD	38,349,212	KWD	11,726,516	Standard Chartered Bank	2/24/26	—	(878)
USD	37,983,999	KWD	11,615,600	Standard Chartered Bank	2/24/26	—	(3,354)
USD	56,976,005	KWD	17,449,041	Standard Chartered Bank	2/24/26	—	(88,881)
NGN	1,075,389,000	USD	679,336	Citibank, N.A.	2/26/26	50,188	—
USD	618,751	NGN	1,075,389,000	Citibank, N.A.	2/26/26	—	(110,773)
NGN	1,237,502,000	USD	653,035	Citibank, N.A.	2/27/26	186,196	—
USD	3,333,813	NGN	5,777,498,000	Citibank, N.A.	2/27/26	—	(584,288)
TRY	701,894,634	USD	13,703,369	Standard Chartered Bank	3/23/26	1,208,791	—
USD	13,236,945	TRY	701,894,634	Standard Chartered Bank	3/23/26	—	(1,675,214)
UZS	53,922,250,000	USD	3,359,642	Standard Chartered Bank	3/25/26	947,247	—
TRY	830,180,298	USD	15,575,740	Standard Chartered Bank	3/26/26	2,019,821	—
USD	2,903,202	TRY	155,612,857	Standard Chartered Bank	3/26/26	—	(394,992)
USD	12,460,393	TRY	674,567,441	Standard Chartered Bank	3/26/26	—	(1,836,974)
KZT	11,386,722,000	USD	19,825,406	Deutsche Bank AG	4/16/26	502,316	—
USD	7,127,558	UGX	25,409,743,000	Standard Chartered Bank	4/16/26	92,275	—
USD	3,563,779	UGX	12,722,690,000	Standard Chartered Bank	4/16/26	41,204	—
KZT	13,617,678,000	USD	23,790,493	Deutsche Bank AG	4/17/26	510,699	—
KZT	11,369,873,000	USD	19,825,411	Deutsche Bank AG	4/17/26	464,500	—
KZT	11,361,941,000	USD	19,825,407	Deutsche Bank AG	4/17/26	450,348	—
USD	7,127,557	UGX	25,481,018,000	Standard Chartered Bank	4/17/26	73,901	—
USD	5,345,668	UGX	19,137,492,101	Standard Chartered Bank	4/17/26	48,027	—
EGP	856,841,000	USD	16,777,776	Standard Chartered Bank	4/21/26	229,502	—
USD	3,563,779	UGX	12,829,603,709	Standard Chartered Bank	4/22/26	15,709	—
KZT	5,635,989,000	USD	9,835,932	Deutsche Bank AG	4/23/26	198,737	—
KZT	11,262,138,000	USD	19,671,857	Deutsche Bank AG	4/24/26	372,344	—
USD	5,345,668	UGX	19,271,134,000	Standard Chartered Bank	5/4/26	28,468	—
USD	3,563,779	UGX	12,829,604,000	Standard Chartered Bank	5/4/26	23,895	—
EUR	5,314,431	RON	29,205,455	Barclays Bank PLC	5/12/26	—	(359,679)
RON	29,205,455	EUR	5,463,048	JPMorgan Chase Bank, N.A.	5/12/26	186,687	—

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,563,779	UGX	13,096,888,000	Standard Chartered Bank	7/24/26	$ 54,414	$ —
USD	3,563,779	UGX	13,061,250,000	Standard Chartered Bank	7/28/26	68,943	—
EUR	85,675,616	PLN	373,674,198	Barclays Bank PLC	9/2/26	—	(622,893)
PLN	62,500,000	EUR	14,472,953	Barclays Bank PLC	9/2/26	—	(63,132)
EUR	87,849,427	PLN	384,095,265	Barclays Bank PLC	9/4/26	—	(880,774)
PLN	192,047,632	EUR	44,463,704	Barclays Bank PLC	9/4/26	—	(190,216)
EUR	175,681,335	PLN	765,092,213	Barclays Bank PLC	9/8/26	—	(899,415)
PLN	382,546,106	EUR	88,548,240	Barclays Bank PLC	9/8/26	—	(378,267)
EUR	128,911,565	PLN	561,280,956	Barclays Bank PLC	9/9/26	—	(616,665)
PLN	280,640,477	EUR	64,957,059	Barclays Bank PLC	9/9/26	—	(278,266)
MNT	6,729,012,000	USD	1,756,922	JPMorgan Chase Bank, N.A.	9/28/26	29,082	—
MNT	6,933,167,000	USD	1,806,924	JPMorgan Chase Bank, N.A.	10/5/26	31,655	—
UZS	30,180,370,000	USD	1,874,557	Deutsche Bank AG	10/5/26	432,407	—
UZS	133,280,602,632	USD	8,278,298	Deutsche Bank AG	10/7/26	1,904,525	—
KZT	12,108,369,000	USD	19,825,410	Deutsche Bank AG	10/15/26	492,113	—
USD	3,563,779	UGX	13,150,345,000	Standard Chartered Bank	10/20/26	126,888	—
USD	3,563,779	UGX	13,257,257,000	Standard Chartered Bank	10/21/26	99,882	—
KZT	11,989,997,000	USD	19,671,857	Deutsche Bank AG	10/23/26	395,010	—
USD	3,563,778	UGX	13,239,437,000	Standard Chartered Bank	10/23/26	106,407	—
KZT	18,331,299,000	USD	30,294,660	Deutsche Bank AG	10/27/26	345,606	—
USD	18,210,311	OMR	7,013,683	Standard Chartered Bank	10/29/26	2,324	—
USD	16,548,842	OMR	6,373,770	Standard Chartered Bank	10/29/26	2,112	—
USD	15,169,771	OMR	5,842,622	Standard Chartered Bank	10/29/26	1,936	—
USD	13,790,701	OMR	5,311,475	Standard Chartered Bank	10/29/26	1,760	—
USD	7,127,558	UGX	26,550,152,000	Standard Chartered Bank	11/3/26	214,735	—
JPY	377,643,780	USD	2,670,245	Deutsche Bank AG	1/7/27	—	(132,633)
USD	630,041	JPY	89,508,986	BNP Paribas	1/7/27	28,577	—
USD	2,530,242	JPY	364,488,110	Standard Chartered Bank	1/7/27	81,031	—
USD	1,223,741	JPY	178,339,671	Standard Chartered Bank	1/7/27	25,371	—
USD	18,803,965	KWD	5,678,843	Standard Chartered Bank	3/3/27	128,105	—
UZS	64,538,403,000	USD	3,598,461	Deutsche Bank AG	10/25/27	1,003,224	—
UZS	67,696,635,000	USD	3,786,589	Deutsche Bank AG	11/8/27	1,032,971	—
						$40,687,518	$(24,340,752)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	180,430,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	$46,808,157	$(343,197)
11/7/25	COP	180,430,000	Republic of Colombia, 6.00%, 4/28/28	Barclays Bank PLC	46,586,006	222,151

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Non-Deliverable Bond Forward Contracts* (continued)
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/7/25	COP	133,276,000	Republic of Colombia, 6.00%, 4/28/28	BNP Paribas	$34,575,204	$(209,560)
11/7/25	COP	65,676,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	17,038,034	(11,279)
11/21/25	COP	273,669,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	70,996,749	(416,396)
11/21/25	COP	84,238,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	21,853,492	(75,526)
11/25/25	COP	102,855,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	26,683,218	(104,038)
12/5/25	COP	75,260,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	19,444,866	79,503
12/23/25	COP	52,478,000	Republic of Colombia, 6.00%, 4/28/28	Citibank, N.A.	13,614,136	(74,061)
						$(932,403)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Gold	257	Long	12/29/25	$ 102,710,050	$(5,235,802)
Equity Futures
Euro Stoxx Bank	(5,158)	Short	12/19/25	(69,010,871)	(231,988)
STOXX Europe 600 Index	(1,756)	Short	12/19/25	(57,938,531)	(1,604,399)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	1,130	Long	12/19/25	137,047,812	2,557,338
Euro-Bobl	(631)	Short	12/8/25	(86,013,122)	(386,004)
Euro-Bund	(1,853)	Short	12/8/25	(276,358,997)	(2,712,663)
Euro-Buxl	(13)	Short	12/8/25	(1,739,994)	(67,441)
Japan 10-Year Bond	(4)	Short	12/15/25	(3,530,984)	29,287
U.S. 2-Year Treasury Note	(50)	Short	12/31/25	(10,412,109)	28,061
U.S. 5-Year Treasury Note	(2,592)	Short	12/31/25	(283,074,751)	24,491
U.S. 10-Year Treasury Note	(1,809)	Short	12/19/25	(203,823,422)	86,781
U.S. Long Treasury Bond	(145)	Short	12/19/25	(17,010,313)	(18,808)
U.S. Ultra 10-Year Treasury Note	(96)	Short	12/19/25	(11,086,500)	(160,622)
					$(7,691,769)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	116,993,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.34% (pays quarterly)	6/18/28	$ 526,496	$ (79,450)	$ 447,046
COP	98,072,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.35% (pays quarterly)	6/18/28	430,414	(46,741)	383,673
COP	310,869,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.37% (pays quarterly)	6/18/28	1,335,602	(129,925)	1,205,677
EUR	2,800	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(59,914)	—	(59,914)
EUR	5,444	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	184,309	—	184,309
EUR	1,800	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	72,238	—	72,238
EUR	2,719	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	89,385	—	89,385
EUR	13,770	Pays	6-month EURIBOR (pays semi-annually)	2.33% (pays annually)	6/18/32	(93,737)	—	(93,737)
EUR	600	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	35,638	—	35,638
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	76,141	—	76,141
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	66,430	—	66,430
EUR	2,700	Receives	1-day Euro Short-Term Rate (pays annually)	0.83% (pays annually)	3/17/52	1,179,161	(1,497)	1,177,664
EUR	2,702	Receives	1-day Euro Short-Term Rate (pays annually)	0.86% (pays annually)	3/18/52	1,160,451	643	1,161,094
EUR	970	Receives	1-day Euro Short-Term Rate (pays annually)	1.29% (pays annually)	4/20/52	321,299	33	321,332
ILS	133,570	Pays	3-month ILS TELBOR (pays annually)	3.66% (pays annually)	10/15/30	91,315	—	91,315
ILS	136,185	Pays	3-month ILS TELBOR (pays annually)	3.52% (pays annually)	12/17/30	(122,165)	—	(122,165)
ILS	72,631	Pays	3-month ILS TELBOR (pays annually)	3.80% (pays annually)	12/17/35	13,697	—	13,697
ILS	68,914	Pays	3-month ILS TELBOR (pays annually)	3.91% (pays annually)	12/17/35	193,283	—	193,283
KRW	86,689,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.32% (pays quarterly)	6/18/27	(293,280)	—	(293,280)
KRW	112,694,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	6/18/27	(371,523)	8,876	(362,647)
KRW	122,056,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	(390,577)	18,803	(371,774)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	182,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.34% (pays quarterly)	6/18/27	$ (577,499)	$ (839)	$ (578,338)
KRW	109,257,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(430,079)	—	(430,079)
KRW	185,327,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(722,755)	—	(722,755)
KRW	77,402,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.33% (pays quarterly)	9/17/27	(295,635)	—	(295,635)
KRW	7,569,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	119,443	—	119,443
KRW	13,642,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	169,918	—	169,918
KRW	27,970,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	339,926	—	339,926
KRW	11,154,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	128,814	—	128,814
KRW	10,659,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	63,814	—	63,814
KRW	14,157,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	84,329	—	84,329
KRW	28,310,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	147,240	—	147,240
KRW	23,579,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	381,451	—	381,451
KRW	40,111,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/17/35	642,550	—	642,550
KRW	19,802,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.65% (pays quarterly)	9/19/35	320,059	—	320,059
MXN	3,403,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	(145,481)	—	(145,481)
MXN	2,185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	(88,160)	—	(88,160)
NZD	62,650	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(2,143,001)	—	(2,143,001)
NZD	6,000	Receives	3-month NZD Bank Bill (pays quarterly)	4.21% (pays semi-annually)	6/18/35	(205,572)	—	(205,572)
NZD	88,580	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	(3,231,949)	—	(3,231,949)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	1,790,770	Receives	6-month PLN WIBOR (pays quarterly)	4.36% (pays annually)	9/17/26	$ (807,688)	$ —	$ (807,688)
PLN	325,964	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	(117,305)	—	(117,305)
PLN	325,964	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	140,236	—	140,236
PLN	1,398,990	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	(1,162,529)	—	(1,162,529)
PLN	1,398,990	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	1,229,808	—	1,229,808
PLN	33,572	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	85,095	—	85,095
PLN	131,200	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	202,408	—	202,408
PLN	117,090	Receives	6-month PLN WIBOR (pays semi-annually)	4.44% (pays annually)	12/17/35	(145,261)	—	(145,261)
TWD	1,317,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	109,689	—	109,689
TWD	1,635,945	Receives	3-month TWD TAIBOR (pays quarterly)	1.49% (pays quarterly)	6/18/27	133,699	—	133,699
TWD	2,953,845	Receives	3-month TWD TAIBOR (pays quarterly)	1.54% (pays quarterly)	9/17/27	158,300	—	158,300
TWD	1,467,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(468,643)	—	(468,643)
TWD	459,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	22,095	—	22,095
TWD	445,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(154,484)	—	(154,484)
TWD	934,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(331,692)	—	(331,692)
TWD	855,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(306,463)	—	(306,463)
TWD	526,405	Receives	3-month TWD TAIBOR (pays quarterly)	1.55% (pays quarterly)	6/18/30	102,969	—	102,969
TWD	683,930	Receives	3-month TWD TAIBOR (pays quarterly)	1.58% (pays quarterly)	6/18/30	107,399	—	107,399
TWD	811,500	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(125,518)	—	(125,518)
TWD	439,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(76,031)	—	(76,031)
TWD	580,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(103,602)	—	(103,602)
TWD	1,210,335	Receives	3-month TWD TAIBOR (pays quarterly)	1.60% (pays quarterly)	9/17/30	174,749	—	174,749
TWD	1,174,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.64% (pays quarterly)	9/17/30	94,404	—	94,404
TWD	1,900,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.76% (pays quarterly)	9/17/30	(219,975)	—	(219,975)
TWD	1,910,770	Receives	3-month TWD TAIBOR (pays quarterly)	1.77% (pays quarterly)	12/17/30	(220,409)	—	(220,409)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	4,270	Receives	SOFR (pays annually)	1.60% (pays semi-annually)	3/10/27	$ 218,064	$ 1,247	$ 219,311
ZAR	1,024,664	Pays	3-month ZAR JIBAR (pays quarterly)	8.71% (pays quarterly)	6/18/35	3,967,284	—	3,967,284
ZAR	1,374,946	Pays	3-month ZAR JIBAR (pays quarterly)	8.72% (pays quarterly)	6/18/35	5,379,513	—	5,379,513
ZAR	463,495	Pays	3-month ZAR JIBAR (pays quarterly)	8.48% (pays quarterly)	9/17/35	1,302,222	—	1,302,222
ZAR	323,305	Pays	3-month ZAR JIBAR (pays quarterly)	8.49% (pays quarterly)	9/17/35	921,739	—	921,739
ZAR	585,870	Pays	3-month ZAR JIBAR (pays quarterly)	8.65% (pays quarterly)	9/17/35	2,048,845	—	2,048,845
ZAR	506,130	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	9/17/35	1,998,478	—	1,998,478
ZAR	1,018,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.03% (pays quarterly)	12/17/35	629,319	—	629,319
Total						$13,788,791	$(228,850)	$13,559,941
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)		Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Index (ITRAXX.XO.44.V1)	EUR	96,699	5.00% (pays quarterly)(1)	12/20/30	$(12,135,235)	$ 12,003,083	$ (132,152)
Malaysia		$96,200	1.00% (pays quarterly)(1)	12/20/30	(2,865,463)	2,654,839	(210,624)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)		157,269	1.00% (pays quarterly)(1)	6/20/30	1,364,417	(4,362,751)	(2,998,334)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)		10,300	5.00% (pays quarterly)(1)	6/20/30	(837,720)	437,431	(400,289)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)		36,800	5.00% (pays quarterly)(1)	12/20/30	(2,877,566)	2,775,040	(102,526)
Markit CDX North America Investment Grade Index (CDX.NA.IG.45.V1)		227,435	1.00% (pays quarterly)(1)	12/20/30	(5,238,664)	5,107,136	(131,528)
Poland		67,709	1.00% (pays quarterly)(1)	12/20/30	(1,276,248)	1,073,570	(202,678)
Qatar		169,254	1.00% (pays quarterly)(1)	12/20/30	(5,887,705)	5,410,141	(477,564)
Saudi Arabia		566,192	1.00% (pays quarterly)(1)	12/20/30	(10,732,238)	8,100,919	(2,631,319)
South Africa		353,235	1.00% (pays quarterly)(1)	12/20/30	7,832,498	(10,967,066)	(3,134,568)
South Africa		9,464	1.00% (pays quarterly)(1)	6/20/31	307,214	(813,044)	(505,830)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Buy Protection (Centrally Cleared) (continued)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Turkey	$377,800	1.00% (pays quarterly)(1)	12/20/30	$ 23,584,682	$(26,104,256)	$ (2,519,574)
Total				$(8,762,028)	$(4,684,958)	$(13,446,986)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$ 6,100	1.00% (pays quarterly)(1)	5.27%	12/20/30	$(1,060,893)	$1,091,997	$ 31,104
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	1.58	6/20/27	(8,766)	49,580	40,814
Benin	Barclays Bank PLC	1,100	1.00% (pays quarterly)(1)	1.58	6/20/27	(8,766)	48,479	39,713
Benin	Barclays Bank PLC	18,400	1.00% (pays quarterly)(1)	1.70	12/20/27	(239,578)	1,058,725	819,147
Benin	Citibank, N.A.	1,653	1.00% (pays quarterly)(1)	1.93	6/20/28	(36,294)	150,806	114,512
India	Deutsche Bank AG	8,000	1.00% (pays quarterly)(1)	0.69	12/20/30	126,234	(147,065)	(20,831)
India	Goldman Sachs International	19,000	1.00% (pays quarterly)(1)	0.69	12/20/30	299,806	(367,277)	(67,471)
Ivory Coast	Deutsche Bank AG	15,100	1.00% (pays quarterly)(1)	1.32	6/20/27	(59,411)	640,571	581,160
Ivory Coast	Deutsche Bank AG	16,821	1.00% (pays quarterly)(1)	1.32	6/20/27	(66,182)	712,732	646,550
Petroleos Mexicanos	Barclays Bank PLC	9,212	1.00% (pays quarterly)(1)	1.29	12/20/26	(19,959)	156,759	136,800
Petroleos Mexicanos	Barclays Bank PLC	10,911	1.00% (pays quarterly)(1)	1.29	12/20/26	(23,640)	156,693	133,053
Petroleos Mexicanos	Barclays Bank PLC	11,463	1.00% (pays quarterly)(1)	1.48	6/20/27	(75,020)	311,933	236,913
Petroleos Mexicanos	Barclays Bank PLC	19,440	1.00% (pays quarterly)(1)	1.48	6/20/27	(127,226)	453,415	326,189
Petroleos Mexicanos	Deutsche Bank AG	37,104	4.00% (pays monthly)	1.19	7/6/26	445,768	—	445,768
Petroleos Mexicanos	Deutsche Bank AG	44,196	4.20% (pays monthly)	1.25	7/6/26	568,555	—	568,555
Petroleos Mexicanos	Goldman Sachs International	11,557	1.00% (pays quarterly)(1)	1.18	6/20/26	2,040	282,979	285,019
Petroleos Mexicanos	Goldman Sachs International	9,000	1.00% (pays quarterly)(1)	1.18	6/20/26	14	67,425	67,439
Petroleos Mexicanos	Goldman Sachs International	4,273	1.00% (pays quarterly)(1)	1.18	6/20/26	7	33,332	33,339
Petroleos Mexicanos	Goldman Sachs International	4,275	1.00% (pays quarterly)(1)	1.48	6/20/27	(27,978)	96,235	68,257

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Credit Default Swaps - Sell Protection (OTC) (continued)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Goldman Sachs International	$ 21,586	1.00% (pays quarterly)(1)	1.48%	6/20/27	$ (141,271)	$ 489,216	$ 347,945
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	8,173	1.00% (pays quarterly)(1)	1.45	6/20/27	(49,391)	206,306	156,915
Total		$278,464				$(501,951)	$5,492,841	$4,990,890
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Barclays Bank PLC	$31,921	1.00% (pays quarterly)(1)	6/20/27	$ 125,593	$ (902,540)	$ (776,947)
Saudi Arabia	Barclays Bank PLC	25,486	1.00% (pays quarterly)(1)	6/20/31	(452,067)	(264,509)	(716,576)
Saudi Arabia	Goldman Sachs International	57,200	1.00% (pays quarterly)(1)	6/20/35	(166,881)	(579,239)	(746,120)
Total					$(493,355)	$(1,746,288)	$(2,239,643)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $278,464,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	USD	14,500	Excess Return on USD - SOFR Index minus 0.85% plus Negative Return on J.P. Morgan EMBI Global Diversified Index (pays monthly)	Positive Return on J.P. Morgan EMBI Global Diversified Index (pays monthly)	11/14/25	$(635,983)
						$(635,983)

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Portfolio of Investments — continued

Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
GDR	– Global Depositary Receipt
JIBAR	– Johannesburg Interbank Average Rate
OTC	– Over-the-counter

PFC Shares	– Preference Shares
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TAIBOR	– Taipei Interbank Offered Rate
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
GHS	– Ghanaian Cedi
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
KZT	– Kazakhstani Tenge
LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
SAR	– Saudi Riyal
SEK	– Swedish Krona
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Schilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $6,076,298,359)	$6,466,613,794
Affiliated investments, at value (identified cost $50,811,646)	50,811,646
Deposits for derivatives collateral:
Futures contracts	455,000
Centrally cleared derivatives	145,642,913
OTC derivatives	13,968,000
Cash collateral for securities sold short	241,647,565
Foreign currency, at value (identified cost $93,983,405)	94,475,298
Interest receivable	97,948,515
Dividends receivable from affiliated investments	250,633
Receivable for investments sold	784,059,387
Receivable for variation margin on open centrally cleared derivatives	3,445,102
Receivable for open forward foreign currency exchange contracts	40,687,518
Receivable for open swap contracts	5,079,192
Upfront payments on open OTC swap contracts	2,260,630
Receivable for open non-deliverable bond forward contracts	301,654
Tax reclaims receivable	5,915
Trustees' deferred compensation plan	181,367
Total assets	$7,947,834,129
Liabilities
Cash collateral due to brokers	$13,968,000
Payable for reverse repurchase agreements, including accrued interest of $264,694	682,696,526
Payable for closed reverse repurchase agreements	343,952,628
Written options outstanding, at value (premiums received $7,325,580)	4,041,228
Payable for investments purchased	386,620,166
Payable for when-issued securities	125,009,715
Payable for securities sold short, at value (proceeds $477,545,340)	500,324,630
Payable for variation margin on open futures contracts	925,135
Payable for open forward foreign currency exchange contracts	24,340,752
Payable for open swap contracts	2,963,928
Payable for closed swap contracts	588,202
Upfront receipts on open OTC swap contracts	6,007,183
Payable for open non-deliverable bond forward contracts	1,234,057
Due to custodian	22,013,439
Payable to affiliates:
Investment adviser fee	4,317,856
Trustees' fees	9,223
Trustees' deferred compensation plan	181,367
Interest and dividends payable on securities sold short	4,590,937
Accrued expenses	1,699,964
Total liabilities	$2,125,484,936
Net Assets applicable to investors' interest in Portfolio	$5,822,349,193

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $945,907)	$19,094,483
Dividend income from affiliated investments	6,819,669
Interest income (net of foreign taxes withheld of $13,534,189)	379,119,292
Other income	1,487,228
Total investment income	$406,520,672
Expenses
Investment adviser fee	$38,479,458
Trustees’ fees and expenses	109,229
Custodian fee	2,846,603
Legal and accounting services	231,805
Interest expense and fees	12,532,008
Interest and dividend expense on securities sold short	35,696,440
Miscellaneous	256,477
Total expenses	$90,152,020
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$229,685
Total expense reductions	$229,685
Net expenses	$89,922,335
Net investment income	$316,598,337
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$107,449,833
Written options	1,813,169
Securities sold short	1,743,364
Futures contracts	(21,559,511)
Swap contracts	10,274,249
Foreign currency transactions	(4,340,198)
Forward foreign currency exchange contracts	(42,167,264)
Non-deliverable bond forward contracts	(345,867)
Net realized gain	$52,867,775
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $32,209)	$379,422,338
Written options	3,298,802
Securities sold short	(22,670,167)
Futures contracts	1,058,832
Swap contracts	(2,931,907)
Foreign currency	1,067,507
Forward foreign currency exchange contracts	9,190,322
Non-deliverable bond forward contracts	(932,403)
Net change in unrealized appreciation (depreciation)	$367,503,324
Net realized and unrealized gain	$420,371,099
Net increase in net assets from operations	$736,969,436

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$316,598,337	$208,119,729
Net realized gain (loss)	52,867,775	(117,501,266)
Net change in unrealized appreciation (depreciation)	367,503,324	165,326,856
Net increase in net assets from operations	$736,969,436	$255,945,319
Capital transactions:
Contributions	$2,193,708,277	$649,205,893
Withdrawals	(278,017,565)	(208,479,950)
Net increase in net assets from capital transactions	$1,915,690,712	$440,725,943
Net increase in net assets	$2,652,660,148	$696,671,262
Net Assets
At beginning of year	$3,169,689,045	$2,473,017,783
At end of year	$5,822,349,193	$3,169,689,045

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Consolidated Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	2.17%	1.95%	1.69%	1.18%	1.12%
Net expenses(2)	2.17%(3)	1.93%(3)	1.68%(3)	1.17%(3)	1.12%
Net investment income	7.61%	7.40%	5.97%	6.13%	5.37%
Portfolio Turnover	135%	129%	56%	94%	82%
Total Return	19.09%	9.98%	9.60%	(4.83)%	5.94%
Net assets, end of year (000’s omitted)	$5,822,349	$3,169,689	$2,473,018	$1,944,771	$2,632,155
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 1.16%, 0.91%, 0.68%, 0.16% and 0.11% of average daily net assets for the years ended October 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 59.0%, 40.4% and 0.6%, respectively, in the Portfolio.
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2025 were $6,087,902 or 0.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.
G  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Financial and Commodities Futures Contracts—Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
O  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
P  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Q  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

R  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
S  Forward Volatility Agreements—Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
T  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
U  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
V  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
W  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

X  Stripped Mortgage-Backed Securities—The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-
backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
Y  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. The Portfolio and Subsidiary each pay BMR a fee computed at an annual rate as a percentage of its respective average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	1.000%
$500 million but less than $1 billion	0.950%
$1 billion but less than $2.5 billion	0.925%
$2.5 billion but less than $5 billion	0.900%
$5 billion and over	0.880%
In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $38,479,458 or 0.92% of the Portfolio’s consolidated average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $229,685 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$6,767,037,244	$4,108,860,969
U.S. Government and Agency Securities	27,744,903	123,574,309
	$6,794,782,147	$4,232,435,278
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, securities sold short, reverse repurchase agreements and the Portfolio's investment in the Subsidiary at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$6,403,722,007
Gross unrealized appreciation	$378,436,987
Gross unrealized depreciation	(280,634,935)
Net unrealized appreciation	$97,802,052
5  Restricted Securities
At October 31, 2025, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Insurance Linked Securities
Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$ 8,600,000	$10,966,293
PartnerRe ILS Fund SAC Ltd.	1/2/24	13,000,000	13,000,000	17,000,100
Total Restricted Securities			$21,600,000	$27,966,393
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Consolidated Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Commodity Risk: The Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts and options thereon and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio entered into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and options thereon, interest rate swaps and swaptions, inflation swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $32,815,343. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $19,374,627 at October 31, 2025.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$16,023,240	$ —	$475,837	$2,579,493	$96,309	$19,174,879
Not applicable	—	33,088,811(1)	—	34,140,681(1)	29,925,676(1)	97,155,168
Receivable for open forward foreign currency exchange contracts	—	—	—	40,687,518	—	40,687,518
Receivable/Payable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	—	1,568,017	—	—	—	1,568,017
Receivable for open non-deliverable bond forward contracts	—	—	—	—	301,654	301,654
Total Asset Derivatives	$16,023,240	$34,656,828	$475,837	$77,407,692	$30,323,639	$158,887,236
Derivatives not subject to master netting or similar agreements	$16,023,240	$33,088,811	$475,837	$34,140,681	$29,925,676	$113,654,245
Total Asset Derivatives subject to master netting or similar agreements	$ —	$1,568,017	$ —	$43,267,011	$397,963	$45,232,991
Written options outstanding, at value	$ —	$ —	$ —	$(4,041,228)	$ —	$(4,041,228)
Not applicable	(5,235,802)(1)	(41,850,839)(1)	(1,836,387)(1)	(20,979,844)(1)	(16,756,465)(1)	(86,659,337)
Payable for open forward foreign currency exchange contracts	—	—	—	(24,340,752)	—	(24,340,752)
Payable/Receivable for open swap contracts; Upfront payments/receipts on open OTC swap contracts	—	(2,563,323)	—	—	(635,983)	(3,199,306)
Payable for open non-deliverable bond forward contracts	—	—	—	—	(1,234,057)	(1,234,057)
Total Liability Derivatives	$(5,235,802)	$(44,414,162)	$(1,836,387)	$(49,361,824)	$(18,626,505)	$(119,474,680)
Derivatives not subject to master netting or similar agreements	$(5,235,802)	$(41,850,839)	$(1,836,387)	$(20,979,844)	$(16,756,465)	$(86,659,337)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(2,563,323)	$ —	$(28,381,980)	$(1,870,040)	$(32,815,343)
(1)	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$876,332	$(876,332)	$ —	$ —	$ —	$ —
Barclays Bank PLC	1,184,139	(1,184,139)	—	—	—	—
BNP Paribas	28,577	(28,577)	—	—	—	—
Citibank, N.A.	4,959,985	(1,810,099)	(1,567,393)	(1,582,493)	—	1,950,000
Credit Agricole Corporate and Investment Bank	40,601	(8,681)	—	—	31,920	—
Deutsche Bank AG	16,579,792	(1,671,491)	(1,515,262)	(11,798,000)	1,595,039	11,798,000
Goldman Sachs International	2,319,282	(2,319,282)	—	—	—	—
HSBC Bank USA, N.A.	1,715,530	(1,715,530)	—	—	—	—
ICBC Standard Bank plc	915,634	(915,634)	—	—	—	—
JPMorgan Chase Bank, N.A.	2,090,691	(1,596,856)	(493,835)	—	—	—
Nomura International PLC	92,071	(92,071)	—	—	—	—
Societe Generale	356,948	—	—	(220,000)	136,948	220,000
Standard Chartered Bank	11,653,532	(5,762,925)	—	—	5,890,607	—
State Street Bank and Trust Company	29,638	(29,638)	—	—	—	—
UBS AG	2,390,239	(2,390,239)	—	—	—	—
	$45,232,991	$(20,401,494)	$(3,576,490)	$(13,600,493)	$7,654,514	$13,968,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$(1,566,452)	$876,332	$682,687	$ —	$(7,433)	$ —
Barclays Bank PLC	(7,125,828)	1,184,139	5,493,669	—	(448,020)	—
BNP Paribas	(932,599)	28,577	904,022	—	—	—
Citibank, N.A.	(1,810,099)	1,810,099	—	—	—	—
Credit Agricole Corporate and Investment Bank	(8,681)	8,681	—	—	—	—
Deutsche Bank AG	(1,671,491)	1,671,491	—	—	—	—
Goldman Sachs International	(5,171,676)	2,319,282	2,852,394	—	—	—
HSBC Bank USA, N.A.	(2,710,468)	1,715,530	120,416	—	(874,522)	—
ICBC Standard Bank plc	(1,423,837)	915,634	508,203	—	—	—
JPMorgan Chase Bank, N.A.	(1,596,856)	1,596,856	—	—	—	—
Nomura International PLC	(154,331)	92,071	—	—	(62,260)	—
Standard Chartered Bank	(5,762,925)	5,762,925	—	—	—	—
State Street Bank and Trust Company	(252,549)	29,638	—	—	(222,911)	—

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
UBS AG	$(2,627,551)	$2,390,239	$237,312	$ —	$ —	$ —
	$(32,815,343)	$20,401,494	$10,798,703	$ —	$(1,615,146)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$13,968,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at October 31, 2025 is included at Note 8.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2025 was as follows:
Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions(1)	$6,324,710	$ —	$ —	$(2,767,694)	$(517,572)	$3,039,444
Written options	—	—	—	1,813,169	—	1,813,169
Futures contracts	1,377,690	—	(32,481,092)	—	9,543,891	(21,559,511)
Swap contracts	(863,889)	(16,717,127)	874,588	—	26,980,677	10,274,249
Forward foreign currency exchange contracts	—	—	—	(42,167,264)	—	(42,167,264)
Non-deliverable bond forward contracts	—	—	—	—	(345,867)	(345,867)
Total	$6,838,511	$(16,717,127)	$(31,606,504)	$(43,121,789)	$35,661,129	$(48,945,780)
Change in unrealized appreciation (depreciation):
Investments(1)	$691,300	$ —	$(7,963,582)	$(3,086,498)	$(297,198)	$(10,655,978)
Written options	—	—	—	3,298,802	—	3,298,802
Futures contracts	(4,724,063)	—	(3,780,105)	—	9,563,000	1,058,832
Swap contracts	(222,749)	(8,783,437)	—	—	6,074,279	(2,931,907)
Forward foreign currency exchange contracts	—	—	—	9,190,322	—	9,190,322
Non-deliverable bond forward contracts	—	—	—	—	(932,403)	(932,403)
Total	$(4,255,512)	$(8,783,437)	$(11,743,687)	$9,402,626	$14,407,678	$(972,332)
(1)	Relates to purchased options and swaptions.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts[1]	Forward Volatility Agreements	Non-Deliverable Bond Forward Contracts
$630,359,000	$949,897,000	$6,730,478,000	$70,489,000	$122,124,000
Purchased Swaptions	Swap Contracts
$20,438,000	$6,034,943,000
[1]	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately $330,489,000 and $355,149,000, respectively.
The average number of purchased options contracts outstanding during the year ended October 31, 2025, which is indicative of the volume of this derivative type, was 5,642.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2025.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

8  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
Bank of America	10/31/25	11/6/25	4.15%	USD	33,709,260	$ 33,713,146
Bank of America	10/31/25	11/6/25	4.25	USD	16,300,000	16,301,924
Barclays Bank PLC	10/29/25	11/6/25	4.25	USD	15,427,239	15,429,060
Barclays Bank PLC	10/29/25	11/6/25	4.30	USD	19,593,750	19,596,090
Barclays Bank PLC	10/29/25	11/14/25	4.25	USD	11,050,000	11,051,305
Barclays Bank PLC	10/29/25	11/14/25	4.30	USD	10,561,250	10,562,511
Barclays Bank PLC	10/29/25	11/14/25	4.35	USD	23,428,562	23,431,394
Barclays Bank PLC	10/29/25	On Demand(1)	4.25	USD	47,301,698	47,307,282
Barclays Bank PLC	10/29/25	On Demand(1)	4.30	USD	9,219,750	9,220,851
JPMorgan Chase Bank, N.A.	10/21/25	11/5/25	2.70	NZD	586,146,633	335,645,717
JPMorgan Chase Bank, N.A.	10/30/25	On Demand(1)	4.50	USD	12,864,673	12,866,281
JPMorgan Chase Bank, N.A.	10/30/25	On Demand(1)	4.60	USD	12,027,734	12,029,271
JPMorgan Chase Bank, N.A.	10/30/25	On Demand(1)	4.70	USD	23,939,910	23,943,035
Nomura International PLC	10/30/25	11/17/25	4.20	USD	29,670,300	29,673,762
Nomura International PLC	10/30/25	On Demand(1)	4.10	USD	16,835,830	16,837,747
Nomura International PLC	10/30/25	On Demand(1)	4.25	USD	65,079,467	65,087,150
Total						$682,696,526
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the year ended October 31, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $321,394,000 and 3.88%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2025.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Cash Collateral Received(a)	Net Amount(b)
Bank of America	$6,840,471	$(6,840,471)	$ —	$ —	$ —
Barclays Bank PLC	69,895,367	(69,895,367)	—	—	—
Citibank, N.A.	7,351,523	—	(7,011,367)	—	340,156
Nomura International PLC	287,429,825	(111,598,659)	(175,831,166)	—	—
	$371,517,186	$(188,334,497)	$(182,842,533)	$ —	$340,156

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(c)
Bank of America	$(50,015,070)	$6,840,471	$43,174,599	$ —	$ —
Barclays Bank PLC	(136,598,493)	69,895,367	66,703,126	—	—
JPMorgan Chase Bank, N.A.	(384,484,304)	—	384,484,304	—	—
Nomura International PLC	(111,598,659)	111,598,659	—	—	—
	$(682,696,526)	$188,334,497	$494,362,029	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
9  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $50,811,646, which represents 0.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$67,554,521	$3,653,478,734	$(3,670,221,609)	$ —	$ —	$50,811,646	$6,819,669	50,811,646
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 39,514,028	$ —	$ 39,514,028
Common Stocks	67,656,974	500,221,812*	—	567,878,786
Convertible Bonds	—	157,852	—	157,852
Credit Linked Notes	—	73,582,396	—	73,582,396
Foreign Corporate Bonds	—	418,339,504	0	418,339,504
Insurance Linked Securities	—	—	81,103,012	81,103,012

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Loan Participation Notes	$ —	$ —	$13,836,167	$ 13,836,167
Rights	—	528,799	—	528,799
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	21,757,633	—	21,757,633
Sovereign Government Bonds	—	4,009,260,425	—	4,009,260,425
Sovereign Loans	—	106,867,998	—	106,867,998
U.S. Government Guaranteed Small Business Administration Loans	—	3,779,978	—	3,779,978
Short-Term Investments:
Affiliated Fund	50,811,646	—	—	50,811,646
Repurchase Agreements	—	371,517,186	—	371,517,186
Sovereign Government Securities	—	676,231,898	—	676,231,898
U.S. Treasury Obligations	—	63,083,253	—	63,083,253
Purchased Currency Options	—	2,579,493	—	2,579,493
Purchased Put Options	16,499,077	96,309	—	16,595,386
Total Investments	$ 134,967,697	$6,287,518,564	$94,939,179	$6,517,425,440
Forward Foreign Currency Exchange Contracts	$ —	$ 74,828,199	$ —	$ 74,828,199
Non-Deliverable Bond Forward Contracts	—	301,654	—	301,654
Futures Contracts	2,725,958	—	—	2,725,958
Swap Contracts	—	61,856,546	—	61,856,546
Total	$ 137,693,655	$6,424,504,963	$94,939,179	$6,657,137,797
Liability Description
Securities Sold Short	$(160,311,582)	$ (340,013,048)	$ —	$ (500,324,630)
Written Currency Options	—	(4,041,228)	—	(4,041,228)
Forward Foreign Currency Exchange Contracts	—	(45,320,596)	—	(45,320,596)
Non-Deliverable Bond Forward Contracts	—	(1,234,057)	—	(1,234,057)
Futures Contracts	(10,417,727)	—	—	(10,417,727)
Swap Contracts	—	(58,461,072)	—	(58,461,072)
Total	$(170,729,309)	$ (449,070,001)	$ —	$ (619,799,310)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Insurance Linked Securities*	Loan Participation Notes	Total
Balance as of October 31, 2024	$0	$57,010,655	$38,362,690	$95,373,345
Realized gains (losses)	—	(35,332)	(2,524,527)	(2,559,859)
Change in net unrealized appreciation (depreciation)	—	3,185,702	2,575,454	5,761,156
Cost of purchases	—	34,110,000	—	34,110,000
Proceeds from sales, including return of capital	—	(13,168,012)	(25,179,866)	(38,347,878)
Accrued discount (premium)	—	—	602,416	602,416
Transfers to Level 3	—	—	—	—
Transfers from Level 3	—	—	—	—
Balance as of October 31, 2025	$0	$81,103,013	$13,836,167	$94,939,180
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2025	$ —	$4,831,321	$619,998	$5,451,319
*	The Portfolio’s investments in Insurance Linked Securities were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2025:
Type of Investment	Fair Value as of October 31, 2025	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	13,836,167	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.32%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Notes to Consolidated Financial Statements — continued

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Global Macro Absolute Return Advantage Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Absolute Return Advantage Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Absolute Return Advantage Portfolio and subsidiary (the “Portfolio"), including the consolidated portfolio of investments, as of October 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 23, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”) and the sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund and the Portfolio. In particular, the Board considered the expertise of the Sub-adviser’s investment professionals with respect to global markets and in-house research capabilities. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund and the Portfolio of having portfolio management services involving investments in international securities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Global Macro Absolute Return Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EGRAX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025